Document and Entity Information	12 Months Ended
Mar. 31, 2013
Document and Entity Information [Abstract]
Entity Registrant Name	DESWELL INDUSTRIES INC
Entity Central Index Key	0000946936
Trading Symbol	dswl
Entity Current Reporting Status	Yes
Current Fiscal Year End Date	--03-31
Entity Filer Category	Non-accelerated Filer
Entity Well-Known Seasoned Issuer	No
Entity Common Stock, Shares Outstanding	16,387,648
Document Type	20-F
Document Period End Date	Mar 31, 2013
Amendment Flag	false
Document Fiscal Year Focus	2013
Document Fiscal Period Focus	FY

CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Current assets:
Cash and cash equivalents	$ 32,030	$ 33,073
Time deposits maturing over three months	8,684	4,008
Marketable securities (note 3)	6,168
Available-for-sale securities (note 4)	1,586	7,630
Accounts receivable, less allowances for doubtful accounts of $447 and $574 at March 31, 2012 and 2013, respectively	8,291	12,476
Inventories (note 5)	11,376	15,852
Prepaid expenses and other current assets (note 6)	1,152	2,164
Total current assets	69,287	75,203
Property, plant and equipment-net (note 7)	42,694	46,177
Deferred income tax assets (note 10)	192	187
Goodwill (note 8)	392	392
Total assets	112,565	121,959
Current liabilities:
Accounts payable	3,144	5,741
Accrued payroll and employee benefits	4,133	3,778
Customer deposits	1,254	2,257
Other accrued liabilities (note 9)	1,260	1,311
Income taxes payable	592	438
Deferred income tax liabilities (note 10)	606	421
Dividend payable		324
Total current liabilities	10,989	14,270
Commitments and contingencies (note 11)
Shareholders' equity:
Common shares nil par value; authorized 30,000,000 shares; 16,196,810 and 16,801,810 shares issued as of March 31, 2012 and 2013; 16,196,810 and 16,387,648 shares outstanding as of March 31, 2012 and 2013	52,443	50,816
Treasury stock at cost; nil and 414,162 shares as of March 31, 2012 and 2013 (note 14)	(1,102)
Additional paid-in capital	7,933	8,265
Accumulated other comprehensive income	5,288	4,570
Retained earnings	37,014	44,038
Total shareholders' equity	101,576	107,689
Total liabilities and shareholders' equity	$ 112,565	$ 121,959

CONSOLIDATED BALANCE SHEETS (Parentheticals) (USD $) In Thousands, except Share data, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
CONSOLIDATED BALANCE SHEETS [Abstract]
Allowances for doubtful accounts	$ 574	$ 447
Common shares, no par value
Common shares, authorized	30,000,000	30,000,000
Common shares, issued	16,801,810	16,196,810
Common shares, outstanding	16,387,648	16,196,810
Treasury stock, at cost	414,162

CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS [Abstract]
Net sales	$ 54,074	$ 64,783	$ 84,022
Cost of sales	47,264	55,318	74,474
Gross profit	6,810	9,465	9,548
Selling, general and administrative expenses	10,803	12,273	13,941
Other income (expenses), net	274	639	(4,435)
Operating loss	(3,719)	(2,169)	(8,828)
Non-operating income, net	2,056	1,190	1,096
Loss before income taxes	(1,663)	(979)	(7,732)
Income taxes (note 10)	328	482	382
Net loss attributable to Deswell Industries, Inc.	(1,991)	(1,461)	(8,114)
Other comprehensive loss
Unrealized gain (loss) on available-for-sale securities	718	(746)
Total comprehensive loss attributable to Deswell Industries, Inc.	$ (1,273)	$ (2,207)	$ (8,114)
Basic:
Net loss per share	$ (0.12)	$ (0.09)	$ (0.5)
Weighted average common shares outstanding (in shares)	16,467	16,197	16,193
Diluted:
Net loss per share	$ (0.12)	$ (0.09)	$ (0.5)
Weighted average common and potential common shares (in shares)	16,467	16,197	16,193

CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY (USD $) In Thousands, except Share data	Common stock [Member]	Treasury Stock [Member]	Additional paid-in capital [Member]	Accumulated other comprehensive income [Member]	Retained earnings [Member]	Total
Balance at Mar. 31, 2010	$ 50,803		$ 7,719	$ 5,316	$ 57,177	$ 121,015
Balance (in shares) at Mar. 31, 2010	16,191,810
Unrealized gain (loss) on available-for-sale securities
Stock-based compensation
Exercise of stock options, value	6					6
Exercise of stock options, shares	3,000					3,000
Repurchase of common stock, value
Net loss					(8,114)	(8,114)
Dividends ($0.10, $0.12 and $0.30 per share for March 31, 2011, March 31, 2012 and March 31, 2013 respectively)					(1,620)	(1,620)
Balance at Mar. 31, 2011	50,809		7,719	5,316	47,443	111,287
Balance (in shares) at Mar. 31, 2011	16,194,810
Unrealized gain (loss) on available-for-sale securities				(746)		(746)
Stock-based compensation			549			549
Exercise of stock options, value	7		(3)			4
Exercise of stock options, shares	2,000					2,000
Repurchase of common stock, value
Net loss					(1,461)	(1,461)
Dividends ($0.10, $0.12 and $0.30 per share for March 31, 2011, March 31, 2012 and March 31, 2013 respectively)					(1,944)	(1,944)
Balance at Mar. 31, 2012	50,816		8,265	4,570	44,038	107,689
Balance (in shares) at Mar. 31, 2012	16,196,810					16,196,810
Unrealized gain (loss) on available-for-sale securities				718		718
Stock-based compensation
Exercise of stock options, value	1,627		(332)			1,295
Exercise of stock options, shares	605,000					605,000
Repurchase of common stock, value		(1,102)				(1,102)
Repurchase of common stock, shares		(414,162)
Net loss					(1,991)	(1,991)
Dividends ($0.10, $0.12 and $0.30 per share for March 31, 2011, March 31, 2012 and March 31, 2013 respectively)					(5,033)	(5,033)
Balance at Mar. 31, 2013	$ 52,443	$ (1,102)	$ 7,933	$ 5,288	$ 37,014	$ 101,576
Balance (in shares) at Mar. 31, 2013	16,801,810	(414,162)				16,387,648

CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY (Parentheticals) (USD $)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY [Abstract]
Dividends	$ 0.3	$ 0.12	$ 0.1

CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Cash flows from operating activities
Net loss	$ (1,991)	$ (1,461)	$ (8,114)
Adjustments to reconcile net loss to net cash provided by operating activities:
Depreciation and amortization	4,219	4,920	6,197
Provision for doubtful accounts	214	18	378
Allowances for obsolete inventories	110	263	1,408
Impairment of property, plant and equipment	197		4,474
Gain on sale of property, plant and equipment	(78)	(77)	(71)
Unrealized holding loss (gain) on marketable securities	(186)		21
Gain on disposal of marketable securities	(360)	(22)	(853)
Realized gain on sale of available-for-sale securities	(102)
Stock-based compensation expenses		549
Deferred income tax	180	175	(211)
Changes in operating assets and liabilities:
Accounts receivable	3,971	4,716	(3,189)
Inventories	4,366	3,402	(5,117)
Prepaid expenses and other current assets	1,012	(10)	(310)
Accounts payable	(2,597)	(1,123)	(434)
Accrued payroll and employee benefits	355	(193)	1,401
Customer deposits	(1,003)	292	1,082
Other accrued liabilities	(51)	(142)	(452)
Income taxes payable	154	(158)	596
Net cash provided by (used in) operating activities	8,410	11,149	(3,194)
Cash flows from investing activities
Purchase of property, plant and equipment	(951)	(282)	(1,034)
Proceeds from sale of property, plant and equipment, net of transaction costs	96	314	87
Purchase of marketable securities	(7,983)	(3,184)	(8,049)
Proceeds from sale of marketable securities	2,361	4,251	13,509
Purchase of available-for-sale securities		(8,376)
Proceeds from disposal of available-for-sale securities	6,864
Increase in fixed deposits maturing over three months	(4,676)	(4,008)
Net cash provided by (used in) investing activities	(4,289)	(11,285)	4,513
Cash flows from financing activities
Dividends paid	(5,357)	(2,430)	(810)
Exercise of stock options	1,295	4	6
Repurchase of common stock	(1,102)
Net cash used in financing activities	(5,164)	(2,426)	(804)
Net increase (decrease) in cash and cash equivalents	(1,043)	(2,562)	515
Cash and cash equivalents, beginning of year	33,073	35,635	35,120
Cash and cash equivalents, end of year	32,030	33,073	35,635
Cash paid during the year for:
Interest
Income taxes	$ 2	$ 469

Organization and Basis of Financial Statements	12 Months Ended
Mar. 31, 2013
Organization and Basis of Financial Statements [Abstract]
Organization and Basis of Financial Statements

1. Organization and Basis of Financial Statements

Deswell Industries, Inc. was incorporated in the British Virgin Islands on December 2, 1993.

The principal activities of the Company comprise the manufacture and sale of injection-molded plastic parts and components, electronic products assembling and metallic parts manufacturing. The manufacturing activities are subcontracted to subsidiaries operating in Mainland China. The selling and administrative activities were originally performed in the Hong Kong Special Administrative Region ("Hong Kong") of the People's Republic of China ("China"). From August 2003, these activities were moved to the Macao Special Administrative Region ("Macao") of China.

As the Company is a holding company, the amount of any dividends to be declared by the Company will be dependent upon the amount which can be distributed from its subsidiaries. Dividends from subsidiaries are declared based on profits as reported in their statutory accounts. Such profits differ from the amounts reported under U.S. GAAP. At March 31, 2012 and 2013, the retained earnings available for distribution as reflected in the statutory books of the subsidiaries were $58,606 and $60,865, respectively.

Summary of Significant Accounting Policies	12 Months Ended
Mar. 31, 2013
Summary of Significant Accounting Policies [Abstract]
Summary of Significant Accounting Policies

2. Summary of Significant Accounting Policies

Principles of consolidation - The consolidated financial statements, prepared in accordance with generally accepted accounting principles in the United States of America, include the assets, liabilities, revenues, expenses and cash flows of all subsidiaries. Intercompany balances, transactions and cash flows are eliminated on consolidation.

Goodwill - The excess purchase price over the fair value of net assets acquired is recorded on the balance sheet as goodwill. The Company adopted Accounting Standards Codification ("ASC") No. 350, "Intangibles - Goodwill and Other", which requires the carrying value of goodwill to be evaluated for impairment on an annual basis or more frequently if impairment indicators arise. The Company regularly conducted annual impairment evaluation. The impairment test requires the Company to estimate the fair value of our reporting units. If the carrying value of a reporting unit exceeds its fair value, the goodwill of that reporting unit is potentially impaired and the Company proceeds to step two of the impairment analysis. In the second step, the implied fair value of the reporting unit's goodwill is determined by allocating the reporting unit's fair value to all of its assets and liabilities other than goodwill (including any unrecognized intangible assets) in a manner similar to a purchase price allocation. The resulting implied fair value of the goodwill that results from the application of the second step is then compared to the carrying amount of the goodwill and an impairment charge is recorded for the difference. The assumptions used in the estimate of fair value are generally consistent with the past performance of each reporting unit and are consistent with the projections and assumptions that are used in current operating plans. Such assumptions are subject to change as a result of changing economic and competitive conditions.

Cash and cash equivalents - Cash and cash equivalents include cash on hand, cash accounts, interest bearing savings accounts and time certificates of deposit with a maturity of three months or less when purchased.

Marketable securities - All marketable securities are classified as trading securities and are stated at fair market value. Market value is determined by the most recently traded price of the security at the balance sheet date. Net realized and unrealized gains and losses on trading securities are included in non-operating income. The cost of investments sold is based on the average cost method and interest earned is included in non-operating income.

Available-for-sales securities - Available-for-sale securities are investments in debt securities that have readily determinable fair values not classified as trading securities or as held-to-maturity securities. All available-for-sale securities are carried at fair value and represent securities that are available to meet liquidity and/or other needs of the Company. Gains and losses are recognized and reported separately in the consolidated statements of operations upon realization or when impairment of values is deemed to be other than temporary. In estimating other-than temporary impairment losses, management considers, (i) the length of time and the extent to which the fair value has been less than cost, (ii) the financial condition and near-term prospects of the issuer, and (iii) the intent and ability of the Company to retain its investment in the issuer for a period of time sufficient to allow for anticipated recovery in fair value. Gains or losses are recognized using the specific identification method. Unrealized holding gains and losses for securities available-for-sale are excluded from the consolidated statements of operations and reported net of taxes in the accumulated other comprehensive income component of shareholders' equity until realized.

Inventories - Inventories are stated at the lower of cost or market. Cost is determined on the weighted average basis. Work-in-progress and finished goods inventories consist of raw materials, direct labour and overhead associated with the manufacturing process. The Company periodically performs an analysis of inventory to determine obsolete or slow-moving inventory and determine if its cost exceeds the estimated market value. Write down of potentially obsolete or slow-moving inventory are recorded based on management's analysis of inventory levels.

Property, plant and equipment - Property, plant and equipment is stated at cost including the cost of improvements. Maintenance and repairs are charged to expense as incurred. Depreciation and amortization are provided on the straight line method based on the estimated useful lives of the assets as follows:

Leasehold land and buildings	30 - 50 years
Plant and machinery	5 - 15 years
Furniture, fixtures and equipment	4 - 5 years
Motor vehicles	3 - 5 years
Leasehold improvements	2 - 5years

Leases - Leases are classified at the inception date as either a capital lease or an operating lease. For the lessee, a lease is a capital lease if any of the following conditions exist: a) ownership is transferred to the lessee by the end of the lease term, b) there is a bargain purchase option, c) the lease term is at least 75% of the property's estimated remaining economic life or d) the present value of the minimum lease payments at the beginning of the lease term is 90% or more of the fair value of the leased property to the lessor at the inception date. A capital lease is accounted for as if there was an acquisition of an asset and an incurrence of an obligation at the inception of the lease. All other leases are accounted for as operating leases, the total rental payments made under the leases are recognized in the consolidated statement of operations as incurred. The Company has no capital leases for any of the periods presented.

Impairment of long-lived assets - Long-lived assets are included in impairment evaluations when events and circumstances exist that indicate the carrying value of these assets may not be recoverable. In accordance with ASC No. 360, "Property, Plant and Equipment", the Company assesses the recoverability of the carrying value of long-lived assets by first grouping its long-lived assets with other assets and liabilities at the lowest level for which identifiable cash flows largely independent of the cash flows of other assets and liabilities (the asset group) and, secondly, estimating the undiscounted future cash flows that are directly associated with and expected to arise from the use of and eventual disposition of such asset group. The Company estimates the undiscounted cash flows over the remaining useful life of the primary asset within the asset group. If the carrying value of the asset group exceeds the estimated undiscounted cash flows, the Company records an impairment charge to the extent the carrying value of the long-lived asset exceeds its fair value. The Company determines fair value through quoted market prices in active markets or, if quotations of market prices are unavailable, through the performance of internal analysis using a discounted cash flow methodology. The undiscounted and discounted cash flow analyses based on a number of estimates and assumptions, including the expected period over which the asset will be utilized, projected future operating results of the asset group, discount rate and long-term growth rate.

In evaluation of undiscounted projected cash-flows associated with those assets, the Company assessed that long-lived assets at the reporting date to be less than the fair value and the sum of undiscounted cash flows. Accordingly, the Company impaired that the carrying values of long-lived assets of $4,474, $nil and $197 for the years ended March 31, 2011, 2012 and 2013, respectively.

Revenue recognition - Sales of goods are recognized when goods are shipped, title of goods sold has passed to the purchaser, the price is fixed or determinable as stated on the sales contracts and/or orders, and its collectability is reasonably assured. Customers do not have a general right of return on products shipped. The Company permits the return of damaged or defective products and accounts for these actual returns as deduction from sales. Products returns to the Company were insignificant during past years.

Other comprehensive income (loss) - Other comprehensive income (loss) for the years ended March 31, 2012 and 2013 represented unrealized gain (loss) on available-for-sale securities and were included in the consolidated statement of operations and comprehensive loss.

Allowance for doubtful account - The Company regularly monitors and assesses the risk of not collecting amounts owed to the Company by customers. This evaluation is based upon a variety of factors including: ongoing credit evaluations of its customers' financial condition, an analysis of amounts current and past due along with relevant history and facts particular to the customer. Based upon the results of this analysis, the Company records an allowance for uncollectible accounts for this risk. This analysis requires the Company to make significant estimates, and changes in facts and circumstances could result in material changes in the allowance for doubtful accounts. Unanticipated changes in the liquidity or financial position of the Company's customers may require additional provisions for doubtful accounts.

	Year ended March 31,
Allowance for doubtful account	2011	2012	2013

Balance at beginning of the year	$223	$599	$447
Provision for the year	378	18	214
Charge off during the year	-	(171)	(88)
Exchange difference	(2)	1	1
	$599	$447	$574

The provision for the year was charged to other income (expenses) in consolidated statements of operations and comprehensive loss.

Shipping and handling cost - Shipping and handling costs related to the delivery of finished goods are included in selling expenses. During the years ended March 31, 2011, 2012 and 2013, shipping and handling costs expensed to selling expenses were $863, $762 and $704, respectively.

Income taxes - Income taxes are provided on an asset and liability approach for financial accounting and reporting of income taxes. Any China tax paid by subsidiaries during the year is recorded. Deferred income taxes are recognized for all significant temporary differences at enacted rates and classified as current or non-current based upon the classification of the related asset or liability in the financial statements. A valuation allowance is provided to reduce the amount of deferred tax assets if it is considered more likely than not that some portion of, or all, the deferred tax asset will not be realized. The Company classifies interest and/or penalties related to unrecognized tax benefits, if any, as a component of income tax provisions.

The Company adopted the provisions of ASC No. 740 "Income Taxes" ("ASC 740"), which clarifies the accounting for uncertainty in income taxes recognized by prescribing a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. ASC 740 also provides accounting guidance on de-recognition, classification, interest and penalties, disclosure and transition.

Foreign currency translation - The consolidated financial statements of the Company are presented in U.S. dollars as the Company is incorporated in the British Virgin Islands where the currency is the U.S. dollar. The Company's subsidiaries conduct substantially all of their business in U.S. dollars, Hong Kong dollars or Chinese Renminbi. Notwithstanding this, U.S. dollar is considered by management to be the most appropriate functional currency of the Company's subsidiaries because most of our customers contracted with our subsidiaries in U.S. dollars.

All transactions in currencies other than functional currencies during the year are translated at the exchange rates prevailing on the transaction dates. Monetary items existing at the balance sheet date denominated in currencies other than the functional currencies are translated at period end rates. Gains and losses resulting from the translation of foreign currency transactions and balances are included in the consolidated statement of operations.

The exchange rates between the Hong Kong dollars and the U.S. dollar were approximately 7.7965, 7.7677 and 7.7502 as of March 31, 2011, 2012 and 2013, respectively. The exchange rates between the Chinese Renminbi and the U.S. dollar were approximately 6.583, 6.316 and 6.249 as of March 31, 2011, 2012, and 2013, respectively.

Aggregate net foreign currency transaction gain (loss) included in other income were $(372), $266 and $53 for the years ended March 31, 2011, 2012 and 2013, respectively.

Post-retirement and post-employment benefits - The Company and its subsidiaries contribute to a state pension scheme in respect of its Chinese employees.

Stock-based compensation - The Company adopts ASC No. 718, "Compensation - Stock Compensation", which requires that share-based payment transactions with employees, such as share options, be measured based on the grant-date fair value of the equity instrument issued and recognized as compensation expense over the requisite service period, with a corresponding addition to equity. Under this method, compensation cost related to employee share options or similar equity instruments is measured at the grant date based on the fair value of the award and is recognized over the period during which an employee is required to provide service in exchange for the award, which generally is the vesting period.

For the years ended March 31, 2011, 2012 and 2013, the Company records stock-based compensation expenses amounted to $nil, $549 and $nil in the consolidated statement of operations respectively. There is no tax benefit recognized in relation to the stock-based compensation expenses incurred for the three years.

The fair value of options granted in the years ended March 31, 2011, 2012, and 2013 were estimated using the Binomial option pricing model with the following assumptions:

	Year ended March 31,
	2011	2012	2013
Risk-free interest rate - weighted average	N/A	2.07%	N/A
Expected life of options - weighted average	N/A	10 years	N/A
Stock volatility	N/A	43.90%	N/A
Expected dividend yield	N/A	5.83%	N/A

The Company applied judgment in estimating key assumptions in determining the fair value of the stock options on the date of grant. The Company used historical data to estimate the expected life of options, stock volatility and expected dividend yield. The risk-free interest rate of the option was based on the 10 years U.S. Treasury yield at time of grant.

Net loss per share - Basic net loss per share is computed by dividing net loss available to common shareholders by the weighted average number of common shares outstanding during the period. Diluted net loss per share gives effect to all dilutive potential common shares outstanding during the period. The weighted average number of common shares outstanding is adjusted to include the number of additional common shares that would have been outstanding if the dilutive potential common shares had been issued. In computing the dilutive effect of potential common shares, the average stock price for the period is used in determining the number of treasury shares assumed to be purchased with the proceeds from the exercise of options.

Basic net loss per share and diluted net loss per share calculated in accordance with ASC No. 260, "Earnings Per Share", are reconciled as follows (shares in thousands):

	Year ended March 31,
	2011	2012	2013

Net loss attributable to Deswell Industries, Inc.	$(8,114)	$(1,461)	$(1,991)
Basic net loss per share	$(0.50)	$(0.09)	$(0.12)
Basic weighted average common shares outstanding	16,193	16,197	16,467
Effect of dilutive securities - Options	-	-	-
Diluted weighted average common and potential common shares outstanding	16,193	16,197	16,467
Diluted net loss per share	$(0.50)	$(0.09)	$(0.12)

For the years ended March 31, 2011, 2012 and 2013, potential common shares of 668,500, 668,500 and 668,500 shares related to stock options are excluded from the computation of diluted net loss per share as their exercise prices were higher than the average market price.

As of March 31, 2011, 2012 and 2013, 19,000, 1,017,000 and 412,000 shares related to stock options are excluded from the calculations of diluted net loss per share because their inclusion would have been anti-dilutive.

Use of estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Fair value of financial instruments - The fair value of a financial instrument is defined as the exchange price that would be received from an asset or paid to transfer a liability (as exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants at the measurement date.  The carrying amounts of financial assets and liabilities, such as cash and cash equivalents, time deposits, accounts receivable, prepaid expenses and other current assets, accounts payable, and other current liabilities, approximate their fair values because of the short maturity of these instruments and market rates of interest.

Fair value measurements - The Company has adopted ASC No. 820, Fair Value Measurements and Disclosures, which defines fair value, establishes a framework for measuring fair value in GAAP, and expands disclosures about fair value measurements. It does not require any new fair value measurements, but provides guidance on how to measure fair value by providing a fair value hierarchy used to classify the source of the information.

Its establishes a three-level valuation hierarchy of valuation techniques based on observable and unobservable inputs, which may be used to measure fair value and include the following:

Level 1 - Quoted prices in active markets for identical assets or liabilities. Level 1 assets and liabilities include debt and equity securities and derivative contracts that are traded in an active exchange market, as well as certain securities that are highly liquid and are actively traded in over-the-counter markets.

Level 2 - Inputs other than Level 1 that are observable, either directly or indirectly, such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

Level 3 - Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities. Level 3 assets and liabilities include financial instruments whose value is determined using pricing models, discounted cash flow methodologies, or similar techniques based on significant unobservable inputs, as well as instruments for which the determination of fair value requires significant management judgment or estimation.

Classification within the hierarchy is determined based on the lowest level of input that is significant to the fair value measurement.

Non-recurring fair value measurements - Long-lived assets are measured at fair value on a non-recurring basis using mostly Level 3 inputs as defined in the fair value hierarchy. These assets are not measured at fair value on an ongoing basis, but are subject to fair value adjustments only in certain circumstances. Assets that are written down to fair value when impaired and retained investments are not subsequently adjusted to fair value unless further impairment occurs.

Fair value of long-lived assets, including real estate, are determined by estimating the amount and timing of net future cash flows (which are unobservable inputs) and discounting them using a risk-adjusted rate of interest. The Company estimates future cash flows based on its experience and knowledge of the market. Significant increases or decreases in actual cash flows may result in valuation changes. For real estate, fair values are based on discounted cash flow estimates which reflect current and projected lease profiles and available industry information about capitalization rates and expected trends in rents and occupancy and are corroborated by external appraisals.

Recent changes in accounting standards - In December 2011, the FASB issued ASU 2011-11, Balance Sheet (Topic 210): disclosures about Offsetting Assets and Liabilities, which requires entities to disclose both gross and net information about both instruments and transactions eligible for offset in the statement of financial position and instruments and transactions subject to an agreement similar to a master netting agreement. The objective of the disclosure is to facilitate comparison between those entities that prepare their financial statements on the basis of U.S. GAAP and those entities that prepare their financial statements on the basis of International Financial Reporting Standards ("IFRS"). This ASU is effective for fiscal years, and interim periods within those years, beginning on or after January 1, 2013. Retrospective presentation for all comparative periods presented is required. Its adoption of ASU 2011-11 is not expected to have material impact on its consolidated financial statements.

In October 2012, the FASB issued ASU 2012-04, Technical Corrections and Improvements, which makes certain technical corrections and "conforming fair value amendments" to the FASB Accounting Standards Codification. The amendments affect various codification topics and apply to all reporting entities within the scope of those topics. These provisions of the amendment are effective upon issuance, except for amendments that are subject to transition guidance, which will be effective for fiscal periods beginning after December 15, 2012. The Company believes that its adoption of ASU 2012-04 will not have any material impact on its consolidated financial statements.

In February 2013, the FASB issued ASU 2013-01, Balance Sheet (Topic 220): Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities, which clarifies that ordinary trade receivables and receivables are not in the scope of ASU 2011-11. ASU 2011-11 applies only to derivatives, repurchase agreements and reverse purchase agreements, and securities borrowing and securities lending transactions that are either offset in accordance with specific criteria contained in the Codification or subject to a master netting arrangement or similar agreement. The effective date is the same as the effective date of ASU 2011-11. Its adoption of ASU 2013-01 is not expected to have any material impact on its consolidated financial statements.

In February 2013 the FASB issued ASU 2013-02, Comprehensive Income (Topic 220): Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income. The ASU requires an entity to provide information about the amounts reclassified out of accumulated other comprehensive income by component. In addition, an entity is required to present, either on the face of the statement where net income is presented or in the notes, significant amounts reclassified. The amendments do not change the current requirements for reporting net income or other comprehensive income in financial statements. However, the amendments require an entity to provide information about the amounts reclassified out of accumulated other comprehensive income by component. In addition, an entity is required to present, either on the face of the statement where net income is presented or in the notes, significant amounts reclassified. This ASU is effective prospectively for reporting periods beginning after December 15, 2012. Its adoption of ASU 2013-02 is not expected to have any material impact on its consolidated financial statements.

The Company has considered all new accounting pronouncements and has concluded that there are no new pronouncements that may have a material impact on results of operations, financial condition, or cash flows, based on current information.

Marketable Securities	12 Months Ended
Mar. 31, 2013
Marketable Securities [Abstract]
Marketable Securities

3. Marketable Securities

The Company acquired equity securities listed in Hong Kong and Singapore.

	March 31,
	2012	2013

Cost	$-	$5,982

Market value	$-	$6,168

Unrealized gain (loss) for the years ended March 31, 2011, 2012 and 2013 were $(21), $nil and $186, respectively.

Net proceeds from sale of marketable securities for the years ended March 31, 2011, 2012 and 2013 were $13,509, $4,251 and 2,361, respectively and realized gain from sale of marketable securities for the years ended March 31, 2011, 2012 and 2013 were $853, $22 and $360, respectively. For the purposes of determining realized gains and losses, the cost of securities sold was determined based on the average cost method.

The marketable securities were classified as Level 1 of the hierarchy established under ASC No. 820 because the valuations were based on quoted prices for identical securities in active markets.

Available-for-sale Securities	12 Months Ended
Mar. 31, 2013
Available-For-Sale Securities [Abstract]
Available-for-sale Securities

4. Available-for-sale Securities

The Company acquired corporate bonds issued by Hong Kong listed companies with contractual maturities after 5 years.

	March 31,
	2012	2013

Cost	$8,376	$1,614

Market value	$7,630	$1,586

Unrealized gain (loss) for the years ended March 31, 2011, 2012 and 2013 were $nil, $(746) and $718, respectively.

Net proceeds from sale of available-for-sales securities for the years ended March 31, 2011, 2012 and 2013 were $nil, $nil and $6,864, respectively. Gross realized gains from sale of available-for-sales securities for the years ended March 31, 2011, 2012 and 2013 were $nil, $nil and $132, respectively and gross realized losses from sales of available-for-sales securities for the years ended March 31, 2011, 2012 and 2013 were $nil, $nil and $30, respectively.

Other-Than-Temporary Impairment

Based on an evaluation of securities that have been in a loss position, the Company did not recognize an other-than-temporary impairment charge, for the year ended March 31, 2013. The Company considered various factors which included its intent and ability to hold the underlying securities until its estimated recovery of amortized cost. The other-than-temporary impairment charge for the years ended March 31, 2011, 2012 and 2013 was $nil, $nil and $nil, respectively.

The available-for-sale securities were classified as Level 1 of the hierarchy established under ASC No. 820 because the valuations were based on quoted prices for identical corporate bonds in active markets.

Inventories	12 Months Ended
Mar. 31, 2013
Inventories [Abstract]
Inventories

5. Inventories

Inventories, net of allowances, by major categories are summarized as follows:

	March 31,
	2012	2013
Raw materials	$8,440	$6,565
Work-in-progress	5,262	3,080
Finished goods	2,150	1,731
	$15,852	$11,376

Obsolescence allowance for inventory is as follows:

	Year ended March 31,
	2011	2012	2013

Balance at beginning of the year	$3,281	$4,416	$3,711
Additional charges	1,408	263	110
Written off	(273)	(968)	(371)
Balance at the end of the year	$4,416	$3,711	$3,450

Prepaid Expenses and Other Current Assets	12 Months Ended
Mar. 31, 2013
Prepaid Expenses and Other Current Assets [Abstract]
Prepaid Expenses and Other Current Assets

6. Prepaid Expenses and Other Current Assets

Prepaid expenses and other current assets consist of the following:

	March 31,
	2012	2013

Value added tax receivable	$416	$63
Rental and utility deposit	22	32
Advance to suppliers	566	109
Prepayment Coupon receivable	353 312	400 58
Others	495	490
	$2,164	$1,152

Property, Plant and Equipment	12 Months Ended
Mar. 31, 2013
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment

7. Property, Plant and Equipment

Property, plant and equipment consist of the following:

	March 31,
	2012	2013
At cost:
Leasehold land and buildings	$33,715	$33,715
Plant and machinery	54,809	54,100
Furniture, fixtures and equipment	13,369	13,248
Motor vehicles	1,428	1,421
Leasehold improvements	3,543	3,799
Construction in progress	80	535
Impairment	(4,402)	(4,592)
	102,542	102,226
Less: accumulated depreciation and amortization	(56,365)	(59,532)

Net book value	$46,177	$42,694

Included in furniture, fixtures and equipment is computer software with net values of $405 and $283 as of March 31, 2012 and 2013, respectively.

During the years ended March 31, 2011, 2012 and 2013, the Company impaired its property, plant and equipment by $4,474, $nil and $197, respectively, which were charged to other income (expenses) in consolidation statements of operations and comprehensive loss. Depreciation of property, plant and equipment were $6,197, $4,920 and $4,219 during the years ended March 31, 2011, 2012 and 2013, respectively.

Cost of leasehold land and buildings consist of the following:

	March 31,
	2012	2013
Land use right of state-owned land and buildings erected thereon (a)	$29,534	$29,534
Long term leased land and buildings erected thereon (b)	4,181	4,181
	$33,715	$33,715

(a)	The land use rights of state-owned land and buildings erected thereon represent land and buildings located in China on which an upfront lump-sum payment has been made for the right to use the land and building with lease terms of 50 years expiring in 2050.

(b)	Long term leased land and buildings erected thereon represent land and buildings on collectively-owned land located in China on which an upfront lump-sum payment has been made for the right to use the land and building for a term of 50 years to 2053. Dongguan Chang An Xiaobian District Co-operation, the lessor, is the entity to whom the collectively-owned land has been granted. According to existing China laws and regulations, collectively-owned land is not freely transferable unless certain application and approval procedures are fulfilled by the Dongguan Chang An Xiaobian District Co-operation to change the legal form of the land from collectively-owned to state-owned. As of March 31, 2013, the Company is not aware of any steps being taken by the Dongguan Chang An Xiaobian District Co-operation for such application.

Goodwill	12 Months Ended
Mar. 31, 2013
Goodwill [Abstract]
Goodwill

8. Goodwill

The impairment in goodwill for the years ended March 31, 2011, 2012 and 2013 were $nil. Details of the goodwill are as follows:

Acquisitions	March 31,
	2012	2013
Electronic division	$393	$393
Metallic division	317	317
Foreign exchange differences	(1)	(1)
Impairment - metallic division	(317)	(317)
	$392	$392

Other Accrued Liabilities	12 Months Ended
Mar. 31, 2013
Other Accrued Liabilities [Abstract]
Other Accrued Liabilities	9. Other Accrued Liabilities Other accrued liabilities consist of the following:
	March 31,
	2012	2013
Accrued expenses	$681	$637
Value added tax payable	11	24
Others	619	599
	$1,311	$1,260

Income Taxes	12 Months Ended
Mar. 31, 2013
Income Taxes [Abstract]
Income Taxes

10. Income Taxes

The components of loss before income taxes are as follows:

	Year ended March 31,
	2011	2012	2013
Hong Kong	$(3)	$(2)	$(2)
China	(7,729)	(977)	(1,661)
	$(7,732)	$(979)	$(1,663)

Under the current BVI law, the Company's income is not subject to taxation. Subsidiaries operating in Hong Kong and China are subject to income taxes as described below, and the subsidiaries operating in Macao are exempted from income taxes. Under the current Samoa Law, subsidiary incorporated in Samoa is not subject to profit tax as it has no business operations in Samoa.

The provision for current income taxes of the subsidiaries operating in Hong Kong has been calculated by applying the current rate of taxation of 16.5% (2011:16.5%, 2012:16.5%) to the estimated taxable income arising in or derived from Hong Kong, if applicable.

Prior to January 1, 2008, enterprise income tax in China was generally charged at 33%, in which 30% is for national tax and 3% is for local tax, of the assessable profit. For foreign investment enterprises established in a Special Economic Zone or Coastal Open Economic Zone, where the subsidiaries of the Company are located, and which are engaged in production-oriented activities, the national tax rate could be reduced to 15% and 24% respectively. The Company's subsidiaries incorporated in China are subject to China income taxes at the applicable tax rates on the taxable income as reported in their Chinese statutory accounts in accordance with the relevant income tax laws applicable to foreign enterprises. Pursuant to the PRC income tax laws, the subsidiaries are fully exempted from China income tax for two years starting from the first profit-making year, followed by a 50% tax exemption for the next three years.

From January 1, 2008, with the effect of the new PRC Income Tax Law, the standard income tax rate for all companies has been reduced from the rate of 33% to 25%.

Dongguan Kwan Hong Electronics Company Limited ("DKHE") (a subsidiary of the Company) had fully enjoyed the tax holiday and concessions by December 31, 2004. The applicable tax rate of DKHE for the calendar years ended December 31, 2010, 2011 and 2012 and three months period ended March 31, 2013 is 25%.

In September 2007, Jetcrown Industrial (Dongguan) Limited ("JIDL") (a subsidiary of the Company) had revised its first and second tax exemption year from the calendar years ended December 31, 2004 and 2005 respectively, to the calendar years ended December 31, 2002 and 2003 respectively. The revision was upon a tax reassessment by the PRC tax authorities during the year ended March 31, 2007 regarding the commencement year of exemption and inter-company sales pricing issues. The tax rate applicable for JIDL for calendar years 2002 to 2006 was 24%. JIDL was entitled to a full tax exemption for each of the calendar years ended December 31, 2002 and 2003 and a 50% exemption for each of the calendar years ended December 31, 2004, 2005 and 2006. An aggregate amount of $450 additional income tax provision, which comprised approximately $154, $92, $166 and $38 for taxable calendar years 2004, 2005 and 2006 and the quarter ended March 31, 2007 respectively had been charged to the consolidation income statement for the year ended March 31, 2007. The assessment and payment for income taxes for calendar years 2004 and 2005 were settled and concluded in September 2007 at the amount as provided. The assessment and payment for calendar year 2006 were settled at $101 in January 2008. However, there can be no assurance that the PRC tax authorities will not, in the future, further challenge (i) the reported revenue of JIDL for periods starting from the calendar year ended 31 December 2006; and (ii) revenues reported by JIDL for value-added tax filing purpose. There can also be no assurance that similar reassessments will not be extended to other PRC subsidiaries of the Company. The above reassessments, if conducted in the future, may cause an adverse impact to the net operating results of the Company.

For the calendar years ended December 31, 2010, 2011 and 2012 and three months period ended March 31, 2013, the tax rate for JIDL is 25%.

Under applicable PRC tax laws and regulations, arrangements and transactions among related parties may be subject to audit or scrutiny by the PRC tax authorities within ten years after the taxable year when the arrangements or transactions are conducted. The Company is subject to the applicable transfer pricing rules in PRC in connection to the transactions between its subsidiaries located inside and outside PRC. In accordance to Guo Shui Fa [2009] No.2 "Implementation Regulations of Special Tax Adjustments (Provisional)"("Guo Shui Fa [2009] No.2"), which took effect beginning in calendar year 2008 and set out the regulations in relation to transfer pricing, contemporaneous documentation, disclosure and compliance of intercompany transactions, the Company and external consultants have prepared transfer pricing contemporaneous documentations (the "Contemporaneous Documentations") of DKHE and JIDL for the calendar year ended December 31, 2008, 2009 and 2010.

In accordance with Guo Shui Fa [2009] No.2, the PRC tax authorities have the right to deem the Company for a tax amount based on the Contemporaneous Documentations or a basis that they considered reasonable.

The amount of current tax liability at March 31, 2013 includes the estimated deemed profit tax imposed on the Company by the PRC tax authorities for the calendar year 2012 and the three months ended March 31, 2013. The amounts have been estimated based on the Contemporaneous Documentations.

The Company has adopted the provisions of ASC 740 on April 1, 2007. The evaluation of a tax position in accordance with ASC 740 begins with a determination as to whether it is more-likely-than-not that a tax position will be sustained upon examination based on the technical merits of the position. A tax position that meets the more-likely-than-not recognition threshold is then measured at the largest amount of benefit that if greater than 50 percent likely of being realized upon ultimate settlement for recognition in the financial statements. There is no material impact on the adoption of ASC 740. The Company classifies interest and/or penalties related to unrecognized tax benefits as a component of income tax provisions; however, as of March 31, 2013, there is no interest and penalties related to uncertain tax positions.

The provision for income taxes consists of the following:

	Year ended March 31,
	2011	2012	2013
Current tax
- China	$596	$307	$150
Deferred tax	(214)	175	178
	$382	$482	$328

Reconciliation between the provision for income taxes computed by applying the statutory tax rate in China to loss before income taxes and the actual provision for income taxes is as follows:

	Year ended March 31,
	2011	2012	2013
Provision for income taxes at statutory tax rate in China	$(1,933)	$(244)	$(416)
Effect of different tax rate in various jurisdictions	(1)	-	-
Effect of income for which no income tax is chargeable	(295)	(567)	(21)
Effect of expense for which no income tax is deductible	1,629	1,271	936
Net change in valuation allowances	700	(125)	(171)
Under provision of income tax in previous years	282	147	-
Effective tax	$382	$482	$328

The net deferred income tax consists of the following:

	March 31,
	2012	2013
Deferred income tax assets	$187	$192
Deferred income tax liabilities	(421)	(606)
Net deferred income tax liabilities	$(234)	$(414)

The components of net deferred income tax are as follows:

	March 31,
	2012	2013
Deferred income tax assets (liabilities) :
Net operating loss carry forwards	$265	$116
Provision of employee benefits	350	347
Depreciation and amortization	56	77
Impairment of property, plant and equipment	897	811
Revenue recognized for financial reporting purpose before being recognized for tax purpose	(1,188)	(1,189)
Others	(39)	(20)
Less: Valuation allowances	(575)	(556)
Net deferred income tax liabilities	$(234)	$(414)

A significant portion of the deferred income tax assets recognized relates to net operating loss and credit carry forwards. The Company operates through the PRC entities and the valuation allowance is considered on each individual basis.

The net operating loss attributable to those PRC entities can only be carried forward for a maximum period of five years. Tax losses of non-PRC entities can be carried forward indefinitely. As at March 31, 2013, the unused tax losses, amounted to $217, $179 and $69, will be expired in calendar years ending 2015, 2016 and 2017, respectively.

Under the PRC Income Tax Law and the implementation rules, profits of the PRC entities earned on or after January 1, 2008 and distributed by the PRC entities to the Company are subject to a withholding tax at a rate of 10%, unless the Company will be deemed as a resident enterprise for tax purposes. Since the Company intends to reinvest the earnings of the PRC entities in operations in China, the PRC entities do not intend to declare dividends to their immediate non-PRC established holding companies in the foreseeable future. Accordingly, no deferred taxation on undistributed earnings of the PRC entities has been recognized as of March 31, 2013.

Commitments and Contingencies	12 Months Ended
Mar. 31, 2013
Commitments and Contingencies [Abstract]
Commitments and Contingencies

11. Commitments and Contingencies

The Company leases premises under various operating leases, certain of which contain escalation clauses. Rental expenses under operating leases included in the consolidated statements of operations were $102, $38 and $160 for the years ended March 31, 2011, 2012 and 2013, respectively.

At March 31, 2013, the Company was obligated under operating leases requiring minimum rentals as follows:

Year ending March 31, 2014	$129
Year ending March 31, 2015	15
Total minimum lease payments	$144

At March 31, 2013, the Company had capital commitments for purchase of plant and machinery totaling $407, which are expected to be disbursed during the year ending March 31, 2014.

Employee Benefits	12 Months Ended
Mar. 31, 2013
Employee Benefits [Abstract]
Employee Benefits

12. Employee Benefits

The Company contributes to a state pension scheme run by the Chinese government in respect of its employees in China. The expense of $492, $331 and $306 included in the consolidated statements of operations related to this plan, which is calculated at the range of 8% to 14% of the average monthly salary, was provided for the years ended March 31, 2011, 2012 and 2013, respectively.

Stock Option Plan	12 Months Ended
Mar. 31, 2013
Stock Option Plan [Abstract]
Stock Option Plan

13. Stock Option Plan

On March 15, 1995, the Company adopted 1995 Stock Option Plan that permits the Company to grant options to officers, directors, employees and others to purchase up to 1,012,500 shares of Common Stock. On September 29, 1997, the Company approved an increase of 549,000 shares making a total of 1,561,500 shares of common stock available under the stock option plan. On January 7, 2002, the Company adopted 2001 Stock Option Plan to purchase an additional 1,125,000 shares of Common Stock. On September 30, 2003, the Company adopted 2003 Stock Option Plan to purchase an additional 900,000 shares of Common Stock. On September 19, 2005, the Company's shareholders approved an increase of 500,000 shares making a total of 1,400,000 shares of common stock available under the 2003 Stock Option Plan. On August 17, 2007, the Company's Board of Directors, subject to shareholders' approval, approved an increase of 400,000 shares making a total of 1,800,000 shares of common stock available under the 2003 Stock Option Plan. The Company's shareholders approved this amendment at the Company's Annual Shareholders' Meeting held on October 9, 2007. On August 13, 2010, the Company's Board of Directors, subject to shareholders' approval, approved an increase of 800,000 shares making a total of 2,600,000 shares of common stock available under the 2003 Stock Option Plan. The Company's shareholders approved this amendment at the Company's Annual Shareholders' Meeting held on September 16, 2010.

As of March 31, 2013, options to purchase an aggregate of 5,269,000 common shares had been granted under the stock option plans. Options granted under the stock option plans vest immediately and are exercisable for a period of up to 10 years commencing on the date of grant, at a price equal to at least the fair market value of the Common Stock at the date of grant, and may contain such other terms as the Board of Directors or a committee appointed to administer the plan may determine. A summary of the option activity (with weighted average prices per option) is as follows:

	Year ended March 31,
	2011		2012		2013
	Number of stock options	Weighted average exercise price	Number of stock options	Weighted average exercise price	Number of stock options	Weighted average exercise price
Outstanding at beginning of the year	690,500	$10.19	687,500	$10.23	1,685,500	$5.44
Granted during the year	-	-	1,000,000	2.14	-	-
Exercised during the year	(3,000)	2.09	(2,000)	2.09	(605,000)	2.14
Canceled or expired	-	-	-	-	-	-
Outstanding and exercisable at the end of the year	687,500	$10.23	1,685,500	$5.44	1,080,500	$7,29
Range of exercise price per share	$1.34 to $14.10		$1.34 to $14.10		$1.34 to $14.10

The weighted average fair value of options granted for the years ended March 31, 2011, 2012 and 2013 was $nil, $0.549 and $nil per share, respectively. The total intrinsic value of options exercised during the years ended March 31, 2011, 2012 and 2013 was $4, $2 and $392, respectively. At March 31, 2013, the aggregated intrinsic value of options outstanding and exercisable was $173.

There were no options canceled for the years ended March 31, 2011, 2012 and 2013. The weighted average remaining contractual life of the share options outstanding at March 31, 2013 was 4.78 years. At March 31, 2011, 2012 and 2013, there were 1,017,500, 17,500 and 17,500 options available for future grant under the plans, respectively.

Stock Buyback Plan	12 Months Ended
Mar. 31, 2013
Stock Buyback Plan [Abstract]
Stock Buyback Plan

14. Stock Buyback Plan

On March 14, 2012, the Company's board of directors authorized a stock buyback plan to repurchase up to an aggregate of $4.0 million of its issued and outstanding common shares in compliance with the requirements of Rule 10b5-1 and Rule 10b-18 under the Securities Exchange Act of 1934 during the next two years. The program does not obligate the Company to acquire any particular number or dollar amount of its common shares and may be suspended, modified, extended or discontinued at any time. No assurance can be given that any particular number or dollar amount of common stock will be repurchased. During the year ended March 31, 2013, 414,162 common shares have been repurchased under the stock buyback plan for a total consideration of $1.1 million at an average price of $2.66 per share.

Operating Risk	12 Months Ended
Mar. 31, 2013
Operating Risk [Abstract]
Operating Risk

15. Operating Risk

Concentrations of Credit Risk and Major Customers - A substantial percentage of the Company's sales are made to a small number of customers and are typically sold either under letter of credit or on an open account basis. Details of customers accounting for 10% or more of total net sales for each of the three years ended March 31, 2011, 2012 and 2013 are as follows:

	Percentage of net sales
	Year ended March 31,
	2011	2012	2013
VTech Telecommunications Limited	14.6%	12.6%	13.0%
Lenbrook Group	*	*	11.1%

*	Less than 10%

Sales to the above customers relate to both injection-molded plastic parts and electronic products.

Debtors accounting for 10% or more of total accounts receivable at March 31, 2012 and 2013, respectively, are as follows:

	Percentage of
	accounts
	receivable
	March 31,
	2012	2013
VTech Telecommunications Limited	16.9%	27.8%
Peavey Electronics Corp.	10.2%	*
Primax Electronics Limited	*	12.9%

*	Less than 10%

There were accounts receivable written off of $7, $39 and $nil during the years ended March 31, 2011, 2012 and 2013, respectively. There were provision for doubtful accounts of $378, $18 and $214 during the years ended March 31, 2011, 2012 and 2013, respectively. There were charge off of provision for doubtful accounts of $2, $170 and $87 during the years ended March 31, 2011, 2012 and 2013, respectively. At March 31, 2012 and 2013, allowances for doubtful accounts were $447 and $574, respectively.

Country risk - The Company has significant investments in China. The operating results of the Company may be adversely affected by changes in the political and social conditions in China, and by changes in Chinese government policies with respect to laws and regulations, anti-inflationary measures, currency conversion and remittance abroad, and rates and methods taxation, among other things. There can be no assurance, however, those changes in political and other conditions will not result in any adverse impact.

Segment Information	12 Months Ended
Mar. 31, 2013
Segment Information [Abstract]
Segment Information

16. Segment Information

The Company has three reportable segments: plastic injection molding, electronic products assembling and metallic parts manufacturing. The Company's reportable segments are strategic business units that offer different products and services. They are managed separately because each business requires different technology and marketing strategies. Most of the businesses were acquired as a unit, and the management at the time of the acquisition was retained.

The accounting policies of the segments are the same as those described in the summary of significant accounting policies. The Company accounts for intersegment sales and transfers as if the sales or transfers were to third parties, that is, at current market prices.

Contributions of the major activities, profitability information and asset information of the Company's reportable segments for the years ended March 31, 2011, 2012 and 2013 are as follows:

	Year ended March 31,
	2011			2012			2013
	Net sales	Intersegment Sales	Profit (loss)	Net sales	Intersegment Sales	Profit (loss)	Net sales	Intersegment Sales	Profit (loss)

Segment:
Injection molded plastic parts	$44,326	$1,553	$(6,662)	$29,898	$1,560	$(1,007)	$27,775	$1,050	$(1,784)
Electronic products	41,231	141	(625)	35,371	22	984	26,740	83	570
Metallic parts	165	6	(445)	1,096	-	(956)	692	-	(449)
Segment total	$85,722	$1,700	$(7,732)	$66,365	$1,582	$(979)	$55,207	$1,133	$(1,663)

Reconciliation to consolidated totals:
Sales eliminations	(1,700)	(1,700)	-	(1,582)	(1,582)	-	(1,133)	(1,133)	-
Consolidated totals:
Net sales	$84,022	$-		$64,783	$-		$54,074	$-
Loss before income taxes			$(7,732)			$(979)			$(1,663)

	Year ended March 31,
	2011		2012		2013
	Interest income	Interest expenses	Interest Income	Interest expenses	Interest income	Interest expenses
Segment:
Injection molded plastic parts	$112	$-	$332	$-	$415	$-
Electronic products	29	-	70	-	86	-
Metallic parts	-	-	-	-	-	-
Consolidated total	$141	$-	$402	$-	$501	$-

	Year ended March 31,
	2011			2012			2013
	Identifiable assets	Capital expenditure	Depreciation and amortization	Identifiable assets	Capital expenditure	Depreciation and amortization	Identifiable assets	Capital expenditure	Depreciation and amortization
Segment:
Injection molded plastic parts	$92,922	$714	$5,300	$86,682	$230	$4,190	$80,804	$670	$3,677
Electronic products	39,933	280	771	34,316	24	696	30,760	281	537
Metallic parts	(6,093)	40	126	565	28	34	605	-	5
Segment totals	$126,762	$1,034	$6,197	$121,563	$282	$4,920	$112,169	$951	$4,219
Reconciliation to consolidated totals:
Elimination of receivables from intersegments	5	-	-	4	-	-	4	-	-
Goodwill allocated to electronic products segment	392	-	-	392	-	-	392	-	-
Consolidated totals	$127,159	$1,034	$6,197	$121,959	$282	$4,920	$112,565	$951	$4,219

The Company's sales are coordinated through the Macao subsidiaries and a breakdown of sales by destination is as follows:

	Year ended March 31,
	2011	2012	2013
Net sales
United States of America	$35,044	$26,372	$17,154
China	35,910	22,056	22,504
United Kingdom	7,580	7,557	1,908
Hong Kong	571	254	3,813
Europe	2,075	2,250	5,524
Others	2,842	6,294	3,171
Total net sales	$84,022	$64,783	$54,074

The location of the Company's identifiable assets is as follows:

	March 31,
	2011	2012	2013
Hong Kong and Macao	$40,951	$42,902	$37,555
China	85,816	78,665	74,618
Total identifiable assets	$126,767	121,567	112,173
Goodwill	392	392	392
Total assets	$127,159	$121,959	$112,565

Condensed financial information of Deswell Industries, Inc.	12 Months Ended
Mar. 31, 2013
Condensed financial information of Deswell Industries, Inc. [Abstract]
Condensed financial information of Deswell Industries, Inc.

17. Condensed Financial Information of Deswell Industries, Inc.

The condensed financial statements of Deswell Industries, Inc. have been prepared in accordance with accounting principles generally accepted in the United States of America. Under the PRC laws and regulations, Deswell Industries, Inc's PRC subsidiaries are restricted in their ability to transfer certain of their net assets to Deswell Industries, Inc. in the form of dividend payments, loans or advances. The amounts restricted include paid-in capital and statutory reserves, as determined pursuant to PRC generally accepted accounting principles, totaling $75,787 (equivalent to RMB 479 million) and $76,601 (equivalent to RMB 479 million) as of March 31, 2012 and 2013, respectively.

Balance sheets

	March 31,
	2012	2013
Assets

Current assets:
Cash and cash equivalents	$452	$393
Prepaid expenses and other current assets	28	81
Amounts due from subsidiaries	53,878	47,122
Total current assets	54,358	47,596
Investments in subsidiaries	53,491	54,603
Property, plant and equipment-net	317	230
Total assets	$108,166	$102,429

Liabilities and shareholders' equity
Current liabilities:
Accrued expenses	$138	$853
Other liabilities	15	-
Dividend payable	324	-
Total current liabilities	477	853
Total shareholders' equity	107,689	101,576
Total liabilities and shareholders' equity	$108,166	$102,429

Statements of operations and comprehensive loss

	Year ended March 31,
	2011	2012	2013
Equity in earnings (loss) of subsidiaries	$(6,049)	$924	$394
Operating expenses	2,066	2,385	2,385
Other income, net	1	-	-
Loss before income taxes	(8,114)	(1,461)	(1,991)
Income taxes	-	-	-
Net loss	(8,114)	(1,461)	(1,991)
Unrealized gain (loss) on available-for-sale securities	-	(746)	718
Total comprehensive loss	$(8,114)	$(2,207)	$(1,273)

Statements of cash flows

	Year ended March 31,
	2011	2012	2013
Cash flows from operating activities
Net loss	$(8,114)	$(1,461)	$(1,991)
Adjustments to reconcile net loss to net cash provided by operating activities:
Equity in earnings (loss) of subsidiaries	6,049	(924)	(394)
Depreciation	48	71	87
Stock-based compensation expenses	-	384	-
Changes in operating assets and liabilities:
Prepaid expenses and other current assets	(48)	48	(53)
Amounts due from subsidiaries	2,602	4,667	6,756
Accrued expenses	200	(62)	715
Other liabilities	(163)	(55)	(15)
Net cash provided by operating activities	574	2,668	5,105

Cash flows from investing activities
Purchase of property, plant and equipment	(110)	(114)	-
Net cash used in investing activities	(110)	(114)	-

Cash flows from financing activities
Dividends paid	(810)	(2,430)	(5,357)
Exercise of stock options	6	4	1,295
Repurchase of common stock	-	-	(1,102)
Net cash used in financing activities	(804)	(2,426)	(5,164)

Net increase (decrease) in cash and cash equivalents	(340)	128	(59)
Cash and cash equivalents, beginning of year	664	324	452
Cash and cash equivalents, end of year	$324	$452	$393

a)	Basis of presentation

In Deswell Industries, Inc. - only financial statements, Deswell Industries, Inc.'s investments in subsidiaries are stated at cost plus its equity interest in undistributed earnings of subsidiaries since inception. Accordingly, such financial statements should be read in conjunction with the Company's consolidated financial statements.

Deswell Industries, Inc. records its investments in its subsidiaries under the equity method of accounting as prescribed in ASC 323 "Investment-Equity Method and Joint Ventures". Such investment is presented on the balance sheets as "Investments in subsidiaries" and share of the subsidiaries' profit or loss as "Equity in earnings (loss) of subsidiaries", on the statements of operations.

The subsidiaries paid dividends of $nil, $nil and $nil to Deswell Industries, Inc. for the years ended March 31, 2011, 2012 and 2013, respectively.

Certain information and footnote disclosures normally included in financial statements prepared in accordance with U.S. generally accepted accounting principles have been condensed or omitted.

b)	Related party transactions

For the years ended March 31, 2011, 2012 and 2013, related party transactions mainly composed of $120, $120 and $120 paid to Jetcrown Industrial (Macao Commercial Offshore) Limited as service fee for each year.

Summary of Significant Accounting Policies (Policy)	12 Months Ended
Mar. 31, 2013
Summary of Significant Accounting Policies [Abstract]
Principles of consolidation

Principles of consolidation - The consolidated financial statements, prepared in accordance with generally accepted accounting principles in the United States of America, include the assets, liabilities, revenues, expenses and cash flows of all subsidiaries. Intercompany balances, transactions and cash flows are eliminated on consolidation.

Goodwill

Goodwill - The excess purchase price over the fair value of net assets acquired is recorded on the balance sheet as goodwill. The Company adopted Accounting Standards Codification ("ASC") No. 350, "Intangibles - Goodwill and Other", which requires the carrying value of goodwill to be evaluated for impairment on an annual basis or more frequently if impairment indicators arise. The Company regularly conducted annual impairment evaluation. The impairment test requires the Company to estimate the fair value of our reporting units. If the carrying value of a reporting unit exceeds its fair value, the goodwill of that reporting unit is potentially impaired and the Company proceeds to step two of the impairment analysis. In the second step, the implied fair value of the reporting unit's goodwill is determined by allocating the reporting unit's fair value to all of its assets and liabilities other than goodwill (including any unrecognized intangible assets) in a manner similar to a purchase price allocation. The resulting implied fair value of the goodwill that results from the application of the second step is then compared to the carrying amount of the goodwill and an impairment charge is recorded for the difference. The assumptions used in the estimate of fair value are generally consistent with the past performance of each reporting unit and are consistent with the projections and assumptions that are used in current operating plans. Such assumptions are subject to change as a result of changing economic and competitive conditions.

Cash and cash equivalents

Cash and cash equivalents - Cash and cash equivalents include cash on hand, cash accounts, interest bearing savings accounts and time certificates of deposit with a maturity of three months or less when purchased.

Marketable securities

Marketable securities - All marketable securities are classified as trading securities and are stated at fair market value. Market value is determined by the most recently traded price of the security at the balance sheet date. Net realized and unrealized gains and losses on trading securities are included in non-operating income. The cost of investments sold is based on the average cost method and interest earned is included in non-operating income.

Available-for-sale securities

Available-for-sales securities - Available-for-sale securities are investments in debt securities that have readily determinable fair values not classified as trading securities or as held-to-maturity securities. All available-for-sale securities are carried at fair value and represent securities that are available to meet liquidity and/or other needs of the Company. Gains and losses are recognized and reported separately in the consolidated statements of operations upon realization or when impairment of values is deemed to be other than temporary. In estimating other-than temporary impairment losses, management considers, (i) the length of time and the extent to which the fair value has been less than cost, (ii) the financial condition and near-term prospects of the issuer, and (iii) the intent and ability of the Company to retain its investment in the issuer for a period of time sufficient to allow for anticipated recovery in fair value. Gains or losses are recognized using the specific identification method. Unrealized holding gains and losses for securities available-for-sale are excluded from the consolidated statements of operations and reported net of taxes in the accumulated other comprehensive income component of shareholders' equity until realized.

Inventories

Inventories - Inventories are stated at the lower of cost or market. Cost is determined on the weighted average basis. Work-in-progress and finished goods inventories consist of raw materials, direct labour and overhead associated with the manufacturing process. The Company periodically performs an analysis of inventory to determine obsolete or slow-moving inventory and determine if its cost exceeds the estimated market value. Write down of potentially obsolete or slow-moving inventory are recorded based on management's analysis of inventory levels.

Property, plant and equipment

Property, plant and equipment - Property, plant and equipment is stated at cost including the cost of improvements. Maintenance and repairs are charged to expense as incurred. Depreciation and amortization are provided on the straight line method based on the estimated useful lives of the assets as follows:

Leasehold land and buildings	30 - 50 years
Plant and machinery	5 - 15 years
Furniture, fixtures and equipment	4 - 5 years
Motor vehicles	3 - 5 years
Leasehold improvements	2 - 5years

Leases

Leases - Leases are classified at the inception date as either a capital lease or an operating lease. For the lessee, a lease is a capital lease if any of the following conditions exist: a) ownership is transferred to the lessee by the end of the lease term, b) there is a bargain purchase option, c) the lease term is at least 75% of the property's estimated remaining economic life or d) the present value of the minimum lease payments at the beginning of the lease term is 90% or more of the fair value of the leased property to the lessor at the inception date. A capital lease is accounted for as if there was an acquisition of an asset and an incurrence of an obligation at the inception of the lease. All other leases are accounted for as operating leases, the total rental payments made under the leases are recognized in the consolidated statement of operations as incurred. The Company has no capital leases for any of the periods presented.

Impairment of long-lived assets

Impairment of long-lived assets - Long-lived assets are included in impairment evaluations when events and circumstances exist that indicate the carrying value of these assets may not be recoverable. In accordance with ASC No. 360, "Property, Plant and Equipment", the Company assesses the recoverability of the carrying value of long-lived assets by first grouping its long-lived assets with other assets and liabilities at the lowest level for which identifiable cash flows largely independent of the cash flows of other assets and liabilities (the asset group) and, secondly, estimating the undiscounted future cash flows that are directly associated with and expected to arise from the use of and eventual disposition of such asset group. The Company estimates the undiscounted cash flows over the remaining useful life of the primary asset within the asset group. If the carrying value of the asset group exceeds the estimated undiscounted cash flows, the Company records an impairment charge to the extent the carrying value of the long-lived asset exceeds its fair value. The Company determines fair value through quoted market prices in active markets or, if quotations of market prices are unavailable, through the performance of internal analysis using a discounted cash flow methodology. The undiscounted and discounted cash flow analyses based on a number of estimates and assumptions, including the expected period over which the asset will be utilized, projected future operating results of the asset group, discount rate and long-term growth rate.

In evaluation of undiscounted projected cash-flows associated with those assets, the Company assessed that long-lived assets at the reporting date to be less than the fair value and the sum of undiscounted cash flows. Accordingly, the Company impaired that the carrying values of long-lived assets of $4,474, $nil and $197 for the years ended March 31, 2011, 2012 and 2013, respectively.

Revenue recognition

Revenue recognition - Sales of goods are recognized when goods are shipped, title of goods sold has passed to the purchaser, the price is fixed or determinable as stated on the sales contracts and/or orders, and its collectability is reasonably assured. Customers do not have a general right of return on products shipped. The Company permits the return of damaged or defective products and accounts for these actual returns as deduction from sales. Products returns to the Company were insignificant during past years.

Other comprehensive loss

Other comprehensive income (loss) - Other comprehensive income (loss) for the years ended March 31, 2012 and 2013 represented unrealized gain (loss) on available-for-sale securities and were included in the consolidated statement of operations and comprehensive loss.

Allowance for doubtful account

Allowance for doubtful account - The Company regularly monitors and assesses the risk of not collecting amounts owed to the Company by customers. This evaluation is based upon a variety of factors including: ongoing credit evaluations of its customers' financial condition, an analysis of amounts current and past due along with relevant history and facts particular to the customer. Based upon the results of this analysis, the Company records an allowance for uncollectible accounts for this risk. This analysis requires the Company to make significant estimates, and changes in facts and circumstances could result in material changes in the allowance for doubtful accounts. Unanticipated changes in the liquidity or financial position of the Company's customers may require additional provisions for doubtful accounts.

	Year ended March 31,
Allowance for doubtful account	2011	2012	2013

Balance at beginning of the year	$223	$599	$447
Provision for the year	378	18	214
Charge off during the year	-	(171)	(88)
Exchange difference	(2)	1	1
	$599	$447	$574

The provision for the year was charged to other income (expenses) in consolidated statements of operations and comprehensive loss.

Shipping and handling cost

Shipping and handling cost - Shipping and handling costs related to the delivery of finished goods are included in selling expenses. During the years ended March 31, 2011, 2012 and 2013, shipping and handling costs expensed to selling expenses were $863, $762 and $704, respectively.

Income taxes

Income taxes - Income taxes are provided on an asset and liability approach for financial accounting and reporting of income taxes. Any China tax paid by subsidiaries during the year is recorded. Deferred income taxes are recognized for all significant temporary differences at enacted rates and classified as current or non-current based upon the classification of the related asset or liability in the financial statements. A valuation allowance is provided to reduce the amount of deferred tax assets if it is considered more likely than not that some portion of, or all, the deferred tax asset will not be realized. The Company classifies interest and/or penalties related to unrecognized tax benefits, if any, as a component of income tax provisions.

The Company adopted the provisions of ASC No. 740 "Income Taxes" ("ASC 740"), which clarifies the accounting for uncertainty in income taxes recognized by prescribing a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. ASC 740 also provides accounting guidance on de-recognition, classification, interest and penalties, disclosure and transition.

Foreign currency translation

Foreign currency translation - The consolidated financial statements of the Company are presented in U.S. dollars as the Company is incorporated in the British Virgin Islands where the currency is the U.S. dollar. The Company's subsidiaries conduct substantially all of their business in U.S. dollars, Hong Kong dollars or Chinese Renminbi. Notwithstanding this, U.S. dollar is considered by management to be the most appropriate functional currency of the Company's subsidiaries because most of our customers contracted with our subsidiaries in U.S. dollars.

All transactions in currencies other than functional currencies during the year are translated at the exchange rates prevailing on the transaction dates. Monetary items existing at the balance sheet date denominated in currencies other than the functional currencies are translated at period end rates. Gains and losses resulting from the translation of foreign currency transactions and balances are included in the consolidated statement of operations.

The exchange rates between the Hong Kong dollars and the U.S. dollar were approximately 7.7965, 7.7677 and 7.7502 as of March 31, 2011, 2012 and 2013, respectively. The exchange rates between the Chinese Renminbi and the U.S. dollar were approximately 6.583, 6.316 and 6.249 as of March 31, 2011, 2012, and 2013, respectively.

Aggregate net foreign currency transaction gain (loss) included in other income were $(372), $266 and $53 for the years ended March 31, 2011, 2012 and 2013, respectively.

Post-retirement and post-employment benefits	Post-retirement and post-employment benefits - The Company and its subsidiaries contribute to a state pension scheme in respect of its Chinese employees.
Stock based compensation

Stock-based compensation - The Company adopts ASC No. 718, "Compensation - Stock Compensation", which requires that share-based payment transactions with employees, such as share options, be measured based on the grant-date fair value of the equity instrument issued and recognized as compensation expense over the requisite service period, with a corresponding addition to equity. Under this method, compensation cost related to employee share options or similar equity instruments is measured at the grant date based on the fair value of the award and is recognized over the period during which an employee is required to provide service in exchange for the award, which generally is the vesting period.

For the years ended March 31, 2011, 2012 and 2013, the Company records stock-based compensation expenses amounted to $nil, $549 and $nil in the consolidated statement of operations respectively. There is no tax benefit recognized in relation to the stock-based compensation expenses incurred for the three years.

The fair value of options granted in the years ended March 31, 2011, 2012, and 2013 were estimated using the Binomial option pricing model with the following assumptions:

	Year ended March 31,
	2011	2012	2013
Risk-free interest rate - weighted average	N/A	2.07%	N/A
Expected life of options - weighted average	N/A	10 years	N/A
Stock volatility	N/A	43.90%	N/A
Expected dividend yield	N/A	5.83%	N/A

The Company applied judgment in estimating key assumptions in determining the fair value of the stock options on the date of grant. The Company used historical data to estimate the expected life of options, stock volatility and expected dividend yield. The risk-free interest rate of the option was based on the 10 years U.S. Treasury yield at time of grant.

Net loss per share

Net loss per share - Basic net loss per share is computed by dividing net loss available to common shareholders by the weighted average number of common shares outstanding during the period. Diluted net loss per share gives effect to all dilutive potential common shares outstanding during the period. The weighted average number of common shares outstanding is adjusted to include the number of additional common shares that would have been outstanding if the dilutive potential common shares had been issued. In computing the dilutive effect of potential common shares, the average stock price for the period is used in determining the number of treasury shares assumed to be purchased with the proceeds from the exercise of options.

Basic net loss per share and diluted net loss per share calculated in accordance with ASC No. 260, "Earnings Per Share", are reconciled as follows (shares in thousands):

	Year ended March 31,
	2011	2012	2013

Net loss attributable to Deswell Industries, Inc.	$(8,114)	$(1,461)	$(1,991)
Basic net loss per share	$(0.50)	$(0.09)	$(0.12)
Basic weighted average common shares outstanding	16,193	16,197	16,467
Effect of dilutive securities - Options	-	-	-
Diluted weighted average common and potential common shares outstanding	16,193	16,197	16,467
Diluted net loss per share	$(0.50)	$(0.09)	$(0.12)

For the years ended March 31, 2011, 2012 and 2013, potential common shares of 668,500, 668,500 and 668,500 shares related to stock options are excluded from the computation of diluted net loss per share as their exercise prices were higher than the average market price.

As of March 31, 2011, 2012 and 2013, 19,000, 1,017,000 and 412,000 shares related to stock options are excluded from the calculations of diluted net loss per share because their inclusion would have been anti-dilutive.

Use of estimates

Use of estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Fair value of financial instruments

Fair value of financial instruments - The fair value of a financial instrument is defined as the exchange price that would be received from an asset or paid to transfer a liability (as exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants at the measurement date.  The carrying amounts of financial assets and liabilities, such as cash and cash equivalents, time deposits, accounts receivable, prepaid expenses and other current assets, accounts payable, and other current liabilities, approximate their fair values because of the short maturity of these instruments and market rates of interest.

Fair value measurements

Fair value measurements - The Company has adopted ASC No. 820, Fair Value Measurements and Disclosures, which defines fair value, establishes a framework for measuring fair value in GAAP, and expands disclosures about fair value measurements. It does not require any new fair value measurements, but provides guidance on how to measure fair value by providing a fair value hierarchy used to classify the source of the information.

Its establishes a three-level valuation hierarchy of valuation techniques based on observable and unobservable inputs, which may be used to measure fair value and include the following:

Level 1 - Quoted prices in active markets for identical assets or liabilities. Level 1 assets and liabilities include debt and equity securities and derivative contracts that are traded in an active exchange market, as well as certain securities that are highly liquid and are actively traded in over-the-counter markets.

Level 2 - Inputs other than Level 1 that are observable, either directly or indirectly, such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

Level 3 - Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities. Level 3 assets and liabilities include financial instruments whose value is determined using pricing models, discounted cash flow methodologies, or similar techniques based on significant unobservable inputs, as well as instruments for which the determination of fair value requires significant management judgment or estimation.

Classification within the hierarchy is determined based on the lowest level of input that is significant to the fair value measurement.

Non-recurring fair value measurements

Non-recurring fair value measurements - Long-lived assets are measured at fair value on a non-recurring basis using mostly Level 3 inputs as defined in the fair value hierarchy. These assets are not measured at fair value on an ongoing basis, but are subject to fair value adjustments only in certain circumstances. Assets that are written down to fair value when impaired and retained investments are not subsequently adjusted to fair value unless further impairment occurs.

Fair value of long-lived assets, including real estate, are determined by estimating the amount and timing of net future cash flows (which are unobservable inputs) and discounting them using a risk-adjusted rate of interest. The Company estimates future cash flows based on its experience and knowledge of the market. Significant increases or decreases in actual cash flows may result in valuation changes. For real estate, fair values are based on discounted cash flow estimates which reflect current and projected lease profiles and available industry information about capitalization rates and expected trends in rents and occupancy and are corroborated by external appraisals.

Recent changes in accounting standards

Recent changes in accounting standards - In December 2011, the FASB issued ASU 2011-11, Balance Sheet (Topic 210): disclosures about Offsetting Assets and Liabilities, which requires entities to disclose both gross and net information about both instruments and transactions eligible for offset in the statement of financial position and instruments and transactions subject to an agreement similar to a master netting agreement. The objective of the disclosure is to facilitate comparison between those entities that prepare their financial statements on the basis of U.S. GAAP and those entities that prepare their financial statements on the basis of International Financial Reporting Standards ("IFRS"). This ASU is effective for fiscal years, and interim periods within those years, beginning on or after January 1, 2013. Retrospective presentation for all comparative periods presented is required. Its adoption of ASU 2011-11 is not expected to have material impact on its consolidated financial statements.

In October 2012, the FASB issued ASU 2012-04, Technical Corrections and Improvements, which makes certain technical corrections and "conforming fair value amendments" to the FASB Accounting Standards Codification. The amendments affect various codification topics and apply to all reporting entities within the scope of those topics. These provisions of the amendment are effective upon issuance, except for amendments that are subject to transition guidance, which will be effective for fiscal periods beginning after December 15, 2012. The Company believes that its adoption of ASU 2012-04 will not have any material impact on its consolidated financial statements.

In February 2013, the FASB issued ASU 2013-01, Balance Sheet (Topic 220): Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities, which clarifies that ordinary trade receivables and receivables are not in the scope of ASU 2011-11. ASU 2011-11 applies only to derivatives, repurchase agreements and reverse purchase agreements, and securities borrowing and securities lending transactions that are either offset in accordance with specific criteria contained in the Codification or subject to a master netting arrangement or similar agreement. The effective date is the same as the effective date of ASU 2011-11. Its adoption of ASU 2013-01 is not expected to have any material impact on its consolidated financial statements.

In February 2013 the FASB issued ASU 2013-02, Comprehensive Income (Topic 220): Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income. The ASU requires an entity to provide information about the amounts reclassified out of accumulated other comprehensive income by component. In addition, an entity is required to present, either on the face of the statement where net income is presented or in the notes, significant amounts reclassified. The amendments do not change the current requirements for reporting net income or other comprehensive income in financial statements. However, the amendments require an entity to provide information about the amounts reclassified out of accumulated other comprehensive income by component. In addition, an entity is required to present, either on the face of the statement where net income is presented or in the notes, significant amounts reclassified. This ASU is effective prospectively for reporting periods beginning after December 15, 2012. Its adoption of ASU 2013-02 is not expected to have any material impact on its consolidated financial statements.

The Company has considered all new accounting pronouncements and has concluded that there are no new pronouncements that may have a material impact on results of operations, financial condition, or cash flows, based on current information.

Summary of Significant Accounting Policies (Tables)	12 Months Ended
Mar. 31, 2013
Summary of Significant Accounting Policies [Abstract]
Schedule of Estimated Useful Lives of Property, Plant and Equipment

Depreciation and amortization are provided on the straight line method based on the estimated useful lives of the assets as follows:

Leasehold land and buildings	30 - 50 years
Plant and machinery	5 - 15 years
Furniture, fixtures and equipment	4 - 5 years
Motor vehicles	3 - 5 years
Leasehold improvements	2 - 5years

Schedule of Allowance for Doubtful Account

	Year ended March 31,
Allowance for doubtful account	2011	2012	2013

Balance at beginning of the year	$223	$599	$447
Provision for the year	378	18	214
Charge off during the year	-	(171)	(88)
Exchange difference	(2)	1	1
	$599	$447	$574

Schedule of Assumptions Used In Valuing Stock Options

The fair value of options granted in the years ended March 31, 2011, 2012, and 2013 were estimated using the Binomial option pricing model with the following assumptions:

	Year ended March 31,
	2011	2012	2013
Risk-free interest rate - weighted average	N/A	2.07%	N/A
Expected life of options - weighted average	N/A	10 years	N/A
Stock volatility	N/A	43.90%	N/A
Expected dividend yield	N/A	5.83%	N/A

Schedule of Net Income (Loss) Per Share

Basic net loss per share and diluted net loss per share calculated in accordance with ASC No. 260, "Earnings Per Share", are reconciled as follows (shares in thousands):

	Year ended March 31,
	2011	2012	2013

Net loss attributable to Deswell Industries, Inc.	$(8,114)	$(1,461)	$(1,991)
Basic net loss per share	$(0.50)	$(0.09)	$(0.12)
Basic weighted average common shares outstanding	16,193	16,197	16,467
Effect of dilutive securities - Options	-	-	-
Diluted weighted average common and potential common shares outstanding	16,193	16,197	16,467
Diluted net loss per share	$(0.50)	$(0.09)	$(0.12)

Marketable Securities (Tables)	12 Months Ended
Mar. 31, 2013
Marketable Securities [Abstract]
Schedule of Marketable Securities	The Company acquired equity securities listed in Hong Kong and Singapore.
	March 31,
	2012	2013

Cost	$-	$5,982

Market value	$-	$6,168

Available-for-sale Securities (Tables)	12 Months Ended
Mar. 31, 2013
Available-For-Sale Securities [Abstract]
Schedule of Available-For-Sale Securities	The Company acquired corporate bonds issued by Hong Kong listed companies with contractual maturities after 5 years.
	March 31,
	2012	2013

Cost	$8,376	$1,614

Market value	$7,630	$1,586

Inventories (Tables)	12 Months Ended
Mar. 31, 2013
Inventories [Abstract]
Schedule of Inventories, Net of Allowances

Inventories, net of allowances, by major categories are summarized as follows:

	March 31,
	2012	2013
Raw materials	$8,440	$6,565
Work-in-progress	5,262	3,080
Finished goods	2,150	1,731
	$15,852	$11,376

Schedule of Obsolescence Allowance for Inventory

Obsolescence allowance for inventory is as follows:

	Year ended March 31,
	2011	2012	2013

Balance at beginning of the year	$3,281	$4,416	$3,711
Additional charges	1,408	263	110
Written off	(273)	(968)	(371)
Balance at the end of the year	$4,416	$3,711	$3,450

Prepaid Expenses and Other Current Assets (Tables)	12 Months Ended
Mar. 31, 2013
Prepaid Expenses and Other Current Assets [Abstract]
Schedule of Prepaid Expenses and Other Current Assets

Prepaid expenses and other current assets consist of the following:

	March 31,
	2012	2013

Value added tax receivable	$416	$63
Rental and utility deposit	22	32
Advance to suppliers	566	109
Prepayment Coupon receivable	353 312	400 58
Others	495	490
	$2,164	$1,152

Property, Plant and Equipment (Tables)	12 Months Ended
Mar. 31, 2013
Property, Plant and Equipment [Abstract]
Schedule of Property, Plant and Equipment

Property, plant and equipment consist of the following:

	March 31,
	2012	2013
At cost:
Leasehold land and buildings	$33,715	$33,715
Plant and machinery	54,809	54,100
Furniture, fixtures and equipment	13,369	13,248
Motor vehicles	1,428	1,421
Leasehold improvements	3,543	3,799
Construction in progress	80	535
Impairment	(4,402)	(4,592)
	102,542	102,226
Less: accumulated depreciation and amortization	(56,365)	(59,532)

Net book value	$46,177	$42,694

Included in furniture, fixtures and equipment is computer software with net values of $405 and $283 as of March 31, 2012 and 2013, respectively.

During the years ended March 31, 2011, 2012 and 2013, the Company impaired its property, plant and equipment by $4,474, $nil and $197, respectively, which were charged to other income (expenses) in consolidation statements of operations and comprehensive loss. Depreciation of property, plant and equipment were $6,197, $4,920 and $4,219 during the years ended March 31, 2011, 2012 and 2013, respectively.

Cost of leasehold land and buildings consist of the following:

	March 31,
	2012	2013
Land use right of state-owned land and buildings erected thereon (a)	$29,534	$29,534
Long term leased land and buildings erected thereon (b)	4,181	4,181
	$33,715	$33,715

(a)	The land use rights of state-owned land and buildings erected thereon represent land and buildings located in China on which an upfront lump-sum payment has been made for the right to use the land and building with lease terms of 50 years expiring in 2050.

(b)	Long term leased land and buildings erected thereon represent land and buildings on collectively-owned land located in China on which an upfront lump-sum payment has been made for the right to use the land and building for a term of 50 years to 2053. Dongguan Chang An Xiaobian District Co-operation, the lessor, is the entity to whom the collectively-owned land has been granted. According to existing China laws and regulations, collectively-owned land is not freely transferable unless certain application and approval procedures are fulfilled by the Dongguan Chang An Xiaobian District Co-operation to change the legal form of the land from collectively-owned to state-owned. As of March 31, 2013, the Company is not aware of any steps being taken by the Dongguan Chang An Xiaobian District Co-operation for such application.

Goodwill (Tables)	12 Months Ended
Mar. 31, 2013
Goodwill [Abstract]
Schedule of Goodwill

The impairment in goodwill for the years ended March 31, 2011, 2012 and 2013 were $nil. Details of the goodwill are as follows:

Acquisitions	March 31,
	2012	2013
Electronic division	$393	$393
Metallic division	317	317
Foreign exchange differences	(1)	(1)
Impairment - metallic division	(317)	(317)
	$392	$392

Other Accrued Liabilities (Tables)	12 Months Ended
Mar. 31, 2013
Other Accrued Liabilities [Abstract]
Schedule of Other Accrued Liabilities	Other accrued liabilities consist of the following:
	March 31,
	2012	2013
Accrued expenses	$681	$637
Value added tax payable	11	24
Others	619	599
	$1,311	$1,260

Income Taxes (Tables)	12 Months Ended
Mar. 31, 2013
Income Taxes [Abstract]
Components of Income (Loss) Before Income Taxes	The components of loss before income taxes are as follows:
	Year ended March 31,
	2011	2012	2013
Hong Kong	$(3)	$(2)	$(2)
China	(7,729)	(977)	(1,661)
	$(7,732)	$(979)	$(1,663)

Schedule of Provision for Income Taxes	The provision for income taxes consists of the following:
	Year ended March 31,
	2011	2012	2013
Current tax
- China	$596	$307	$150
Deferred tax	(214)	175	178
	$382	$482	$328

Schedule of Income Tax Rate Reconciliation

Reconciliation between the provision for income taxes computed by applying the statutory tax rate in China to loss before income taxes and the actual provision for income taxes is as follows:

	Year ended March 31,
	2011	2012	2013
Provision for income taxes at statutory tax rate in China	$(1,933)	$(244)	$(416)
Effect of different tax rate in various jurisdictions	(1)	-	-
Effect of income for which no income tax is chargeable	(295)	(567)	(21)
Effect of expense for which no income tax is deductible	1,629	1,271	936
Net change in valuation allowances	700	(125)	(171)
Under provision of income tax in previous years	282	147	-
Effective tax	$382	$482	$328

Components of Deferred Income Tax

The net deferred income tax consists of the following:

	March 31,
	2012	2013
Deferred income tax assets	$187	$192
Deferred income tax liabilities	(421)	(606)
Net deferred income tax liabilities	$(234)	$(414)

The components of net deferred income tax are as follows:

	March 31,
	2012	2013
Deferred income tax assets (liabilities) :
Net operating loss carry forwards	$265	$116
Provision of employee benefits	350	347
Depreciation and amortization	56	77
Impairment of property, plant and equipment	897	811
Revenue recognized for financial reporting purpose before being recognized for tax purpose	(1,188)	(1,189)
Others	(39)	(20)
Less: Valuation allowances	(575)	(556)
Net deferred income tax liabilities	$(234)	$(414)

Commitments and Contingencies (Tables)	12 Months Ended
Mar. 31, 2013
Commitments and Contingencies [Abstract]
Schedule Of Future Minimum Payments under Operating Lease Agreements

At March 31, 2013, the Company was obligated under operating leases requiring minimum rentals as follows:

Year ending March 31, 2014	$129
Year ending March 31, 2015	15
Total minimum lease payments	$144

Stock Option Plan (Tables)	12 Months Ended
Mar. 31, 2013
Stock Option Plan [Abstract]
Schedule of Stock-Based Payment Activity

A summary of the option activity (with weighted average prices per option) is as follows:

	Year ended March 31,
	2011		2012		2013
	Number of stock options	Weighted average exercise price	Number of stock options	Weighted average exercise price	Number of stock options	Weighted average exercise price
Outstanding at beginning of the year	690,500	$10.19	687,500	$10.23	1,685,500	$5.44
Granted during the year	-	-	1,000,000	2.14	-	-
Exercised during the year	(3,000)	2.09	(2,000)	2.09	(605,000)	2.14
Canceled or expired	-	-	-	-	-	-
Outstanding and exercisable at the end of the year	687,500	$10.23	1,685,500	$5.44	1,080,500	$7,29
Range of exercise price per share	$1.34 to $14.10		$1.34 to $14.10		$1.34 to $14.10

Operating Risk (Tables)	12 Months Ended
Mar. 31, 2013
10% or more of total net sales [Member]
Concentration Risk [Line Items]
Schedule of Operating Risks

Details of customers accounting for 10% or more of total net sales for each of the three years ended March 31, 2011, 2012 and 2013 are as follows:

	Percentage of net sales
	Year ended March 31,
	2011	2012	2013
VTech Telecommunications Limited	14.6%	12.6%	13.0%
Lenbrook Group	*	*	11.1%

*	Less than 10%

Accounts Receivable [Member]
Concentration Risk [Line Items]
Schedule of Operating Risks

Debtors accounting for 10% or more of total accounts receivable at March 31, 2012 and 2013, respectively, are as follows:

	Percentage of
	accounts
	receivable
	March 31,
	2012	2013
VTech Telecommunications Limited	16.9%	27.8%
Peavey Electronics Corp.	10.2%	*
Primax Electronics Limited	*	12.9%

*	Less than 10%

Segment Information (Tables)	12 Months Ended
Mar. 31, 2013
Segment Information [Abstract]
Schedule of Contributions of Profitability Information For Reportable Segments

Contributions of the major activities, profitability information and asset information of the Company's reportable segments for the years ended March 31, 2011, 2012 and 2013 are as follows:

	Year ended March 31,
	2011			2012			2013
	Net sales	Intersegment Sales	Profit (loss)	Net sales	Intersegment Sales	Profit (loss)	Net sales	Intersegment Sales	Profit (loss)

Segment:
Injection molded plastic parts	$44,326	$1,553	$(6,662)	$29,898	$1,560	$(1,007)	$27,775	$1,050	$(1,784)
Electronic products	41,231	141	(625)	35,371	22	984	26,740	83	570
Metallic parts	165	6	(445)	1,096	-	(956)	692	-	(449)
Segment total	$85,722	$1,700	$(7,732)	$66,365	$1,582	$(979)	$55,207	$1,133	$(1,663)

Reconciliation to consolidated totals:
Sales eliminations	(1,700)	(1,700)	-	(1,582)	(1,582)	-	(1,133)	(1,133)	-
Consolidated totals:
Net sales	$84,022	$-		$64,783	$-		$54,074	$-
Loss before income taxes			$(7,732)			$(979)			$(1,663)

Schedule of Segment Interest Income and Expense

	Year ended March 31,
	2011		2012		2013
	Interest income	Interest expenses	Interest Income	Interest expenses	Interest income	Interest expenses
Segment:
Injection molded plastic parts	$112	$-	$332	$-	$415	$-
Electronic products	29	-	70	-	86	-
Metallic parts	-	-	-	-	-	-
Consolidated total	$141	$-	$402	$-	$501	$-

Schedule of Segment Asset Information

	Year ended March 31,
	2011			2012			2013
	Identifiable assets	Capital expenditure	Depreciation and amortization	Identifiable assets	Capital expenditure	Depreciation and amortization	Identifiable assets	Capital expenditure	Depreciation and amortization
Segment:
Injection molded plastic parts	$92,922	$714	$5,300	$86,682	$230	$4,190	$80,804	$670	$3,677
Electronic products	39,933	280	771	34,316	24	696	30,760	281	537
Metallic parts	(6,093)	40	126	565	28	34	605	-	5
Segment totals	$126,762	$1,034	$6,197	$121,563	$282	$4,920	$112,169	$951	$4,219
Reconciliation to consolidated totals:
Elimination of receivables from intersegments	5	-	-	4	-	-	4	-	-
Goodwill allocated to electronic products segment	392	-	-	392	-	-	392	-	-
Consolidated totals	$127,159	$1,034	$6,197	$121,959	$282	$4,920	$112,565	$951	$4,219

Schedule of Net Sales by Geographical Area

The Company's sales are coordinated through the Macao subsidiaries and a breakdown of sales by destination is as follows:

	Year ended March 31,
	2011	2012	2013
Net sales
United States of America	$35,044	$26,372	$17,154
China	35,910	22,056	22,504
United Kingdom	7,580	7,557	1,908
Hong Kong	571	254	3,813
Europe	2,075	2,250	5,524
Others	2,842	6,294	3,171
Total net sales	$84,022	$64,783	$54,074

Schedule of Segment Indentifiable Assets by Geographical Area

The location of the Company's identifiable assets is as follows:

	March 31,
	2011	2012	2013
Hong Kong and Macao	$40,951	$42,902	$37,555
China	85,816	78,665	74,618
Total identifiable assets	$126,767	121,567	112,173
Goodwill	392	392	392
Total assets	$127,159	$121,959	$112,565

Condensed financial information of Deswell Industries, Inc. (Tables)	12 Months Ended
Mar. 31, 2013
Condensed financial information of Deswell Industries, Inc. [Abstract]
Condensed Balance Sheet

Balance sheets

	March 31,
	2012	2013
Assets

Current assets:
Cash and cash equivalents	$452	$393
Prepaid expenses and other current assets	28	81
Amounts due from subsidiaries	53,878	47,122
Total current assets	54,358	47,596
Investments in subsidiaries	53,491	54,603
Property, plant and equipment-net	317	230
Total assets	$108,166	$102,429

Liabilities and shareholders' equity
Current liabilities:
Accrued expenses	$138	$853
Other liabilities	15	-
Dividend payable	324	-
Total current liabilities	477	853
Total shareholders' equity	107,689	101,576
Total liabilities and shareholders' equity	$108,166	$102,429

Condensed Income Statement

Statements of operations and comprehensive loss

	Year ended March 31,
	2011	2012	2013
Equity in earnings (loss) of subsidiaries	$(6,049)	$924	$394
Operating expenses	2,066	2,385	2,385
Other income, net	1	-	-
Loss before income taxes	(8,114)	(1,461)	(1,991)
Income taxes	-	-	-
Net loss	(8,114)	(1,461)	(1,991)
Unrealized gain (loss) on available-for-sale securities	-	(746)	718
Total comprehensive loss	$(8,114)	$(2,207)	$(1,273)

Condensed Cash Flow Statement

Statements of cash flows

	Year ended March 31,
	2011	2012	2013
Cash flows from operating activities
Net loss	$(8,114)	$(1,461)	$(1,991)
Adjustments to reconcile net loss to net cash provided by operating activities:
Equity in earnings (loss) of subsidiaries	6,049	(924)	(394)
Depreciation	48	71	87
Stock-based compensation expenses	-	384	-
Changes in operating assets and liabilities:
Prepaid expenses and other current assets	(48)	48	(53)
Amounts due from subsidiaries	2,602	4,667	6,756
Accrued expenses	200	(62)	715
Other liabilities	(163)	(55)	(15)
Net cash provided by operating activities	574	2,668	5,105

Cash flows from investing activities
Purchase of property, plant and equipment	(110)	(114)	-
Net cash used in investing activities	(110)	(114)	-

Cash flows from financing activities
Dividends paid	(810)	(2,430)	(5,357)
Exercise of stock options	6	4	1,295
Repurchase of common stock	-	-	(1,102)
Net cash used in financing activities	(804)	(2,426)	(5,164)

Net increase (decrease) in cash and cash equivalents	(340)	128	(59)
Cash and cash equivalents, beginning of year	664	324	452
Cash and cash equivalents, end of year	$324	$452	$393

Organization and Basis of Financial Statements (Details) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Organization and Basis of Financial Statements [Abstract]
Retained earnings available for distribution as reflected in the statutory books of subsidiaries	$ 60,865	$ 58,606

Summary of Significant Accounting Policies (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Summary of Significant Accounting Policies [Abstract]
Impairment of long-lived assets	$ 197		$ 4,474
Shipping and handling cost	704	762	863
Financial Statement Line Items with Differences in Reported Amount and Reporting Currency Denominated Amounts [Line Items]
Aggregate net foreign currency transaction gain (loss)	$ 53	$ 266	$ (372)
Hong Kong, Dollars [Member]
Financial Statement Line Items with Differences in Reported Amount and Reporting Currency Denominated Amounts [Line Items]
Exchange rate per dollar	7.7502	7.7677	7.7965
China, Yuan Renminbi [Member]
Financial Statement Line Items with Differences in Reported Amount and Reporting Currency Denominated Amounts [Line Items]
Exchange rate per dollar	6.249	6.316	6.583

Summary of Significant Accounting Policies (Property, Plant and Equipment) (Details)	12 Months Ended
Mar. 31, 2013
Leasehold land and buildings [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	30 years
Leasehold land and buildings [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	50 years
Plant and machinery [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	5 years
Plant and machinery [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	15 years
Furniture, fixtures and equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	4 years
Furniture, fixtures and equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	5 years
Motor vehicles [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	3 years
Motor vehicles [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	5 years
Leasehold improvements [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	2 years
Leasehold improvements [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	5 years

Summary of Significant Accounting Policies (Allowance for Doubtful Account) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Allowance for doubtful account
Balance at beginning of the year	$ 447	$ 599	$ 223
Provision for the year	214	18	378
Charge off during the year	(88)	(171)
Exchange difference	1	1	(2)
Balance at end of the year	$ 574	$ 447	$ 599

Summary of Significant Accounting Policies (Stock Based Compensation) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Summary of Significant Accounting Policies [Abstract]
Stock based compensation expense		$ 549
Risk-free interest rate-weighted average		2.07%
Expected life of options-weighted average		10 years
Stock volatility		43.90%
Expected dividend yield		5.83%

Summary of Significant Accounting Policies (Net Income (Loss) Per Share) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Summary of Significant Accounting Policies [Abstract]
Net loss attributable to Deswell Industries, Inc.	$ (1,991)	$ (1,461)	$ (8,114)
Basic net loss per share	$ (0.12)	$ (0.09)	$ (0.5)
Basic weighted average common shares outstanding	16,467,000	16,197,000	16,193,000
Effect of dilutive securities - Options
Diluted weighted average common and potential common shares outstanding	16,467,000	16,197,000	16,193,000
Diluted net loss per share	$ (0.12)	$ (0.09)	$ (0.5)
Potential common shares related to stock options excluded from the computation of diluted net income (loss) per share	668,500	668,500	668,500
Shares related to stock options excluded from diluted net loss per share because their inclusion would have been anti-dilutive	412,000	1,017,000	19,000

Marketable Securities (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Marketable Securities [Abstract]
Marketable securities, cost	$ 5,982
Marketable securities, market value	6,168
Unrealized gain (loss) on marketable securities	186		(21)
Proceeds from sale of marketable securities	2,361	4,251	13,509
Realized gain from sale of marketable securities	$ 360	$ 22	$ 853

Available-for-sale Securities (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Available-For-Sale Securities [Abstract]
Available-for-sale securities, cost	$ 1,614	$ 8,376
Available-for-sale securities, market value	1,586	7,630
Unrealized gain (loss) on available-for-sale securities	718	(746)
Proceeds from disposal of available-for-sale securities	6,864
Available-for-sale securities, gross realized gains	132
Available-for-sale securities, gross realized losses	30
Other than temporary impairment charge, available for sale securities

Inventories (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Inventories [Abstract]
Raw materials	$ 6,565	$ 8,440
Work-in-progress	3,080	5,262
Finished goods	1,731	2,150
Total inventories	11,376	15,852
Obsolescence allowance at beginning of the year	3,711	4,416	3,281
Allowances for obsolete inventories	110	263	1,408
Written off	(371)	(968)	(273)
Obsolescence allowance at the end of the year	$ 3,450	$ 3,711	$ 4,416

Prepaid Expenses and Other Current Assets (Details) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Prepaid Expenses and Other Current Assets [Abstract]
Value added tax receivable	$ 63	$ 416
Rental and utility deposit	32	22
Advance to suppliers	109	566
Prepayment	400	353
Coupon receivable	58	312
Others	490	495
Total prepaid expenses and other current assets	$ 1,152	$ 2,164

Property, Plant and Equipment (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 102,226	$ 102,542
Impairment	(4,592)	(4,402)
Less: accumulated depreciation and amortization	(59,532)	(56,365)
Net book value	42,694	46,177
Net value of computer software included in furniture, fixture and equipment	283	405
Impairment of property, plant and equipment	197		4,474
Depreciation of property, plant and equipment	4,219	4,920	6,197
Land and buildings [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	33,715	33,715
Plant and machinery [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	54,100	54,809
Furniture, fixtures and equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	13,248	13,369
Motor vehicles [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	1,421	1,428
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	3,799	3,543
Construction in Progress [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross		80
Land use right of state-owned land and buildings [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	29,534	29,534
Lease terms	50 years
Lease expiration period	Dec 31, 2050
Long term leased land and buildings [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 4,181	$ 4,181
Lease terms	50 years
Lease expiration period	Dec 31, 2053

Goodwill (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Goodwill [Abstract]
Goodwill impairment
Business Combination Segment Allocation [Line Items]
Foreign exchange differences	(1)	(1)
Impairment - metallic division	(317)	(317)
Goodwill	392	392	392
Electronic Products [Member]
Business Combination Segment Allocation [Line Items]
Goodwill	393	393
Metallic Parts [Member]
Business Combination Segment Allocation [Line Items]
Goodwill	$ 317	$ 317

Other Accrued Liabilities (Details) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Other Accrued Liabilities [Abstract]
Accrued expenses	$ 637	$ 681
Value added tax payable	24	11
Others	599	619
Total other accrued liabilities	$ 1,260	$ 1,311

Income Taxes (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended					1 Months Ended	12 Months Ended
	Mar. 31, 2007	Mar. 31, 2007 Income Tax Contingency for Taxable Calendar Year Ending 2004 [Member]	Mar. 31, 2007 Income Tax Contingency for Taxable Calendar Year Ending 2005 [Member]	Mar. 31, 2007 Income Tax Contingency for Taxable Calendar Year Ending 2006 [Member]	Mar. 31, 2007 Income Tax Contingency for Quarterly Period Ending March 31, 2007 [Member]	Jan. 31, 2008 Income Tax Contingency for Taxable Calendar Year Ending 2006 [Member]	Mar. 31, 2013 Operating Loss Carryforward Expiration Period One [Member]	Mar. 31, 2013 Operating Loss Carryforward Expiration Period Two [Member]	Mar. 31, 2013 Operating Loss Carryforward Expiration Period Three [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss carry-forward attributable to PRC entities							$ 217	$ 179	$ 69
Net operating loss carry-forward expiration dates							Dec 31, 2015	Dec 31, 2016	Dec 31, 2017
Income Tax Contingency [Line Items]
Amount of adjustment to income tax provision related to tax reassessment by the PRC tax authorities	$ 450	$ 154	$ 92	$ 166	$ 38	$ 101

Income Taxes (Components of Loss Before Income Taxes) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Components Of Income Loss Before Income Taxes [Line Items]
Loss before income taxes	$ (1,663)	$ (979)	$ (7,732)
Hong Kong [Member]
Components Of Income Loss Before Income Taxes [Line Items]
Loss before income taxes	(2)	(2)	(3)
China [Member]
Components Of Income Loss Before Income Taxes [Line Items]
Loss before income taxes	$ (1,661)	$ (977)	$ (7,729)

Income Taxes (Schedule of Income Tax Provision) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Current tax
China	$ 150	$ 307	$ 596
Deferred tax	178	175	(214)
Effective tax	$ 328	$ 482	$ 382

Income Taxes (Schedule of Reconciliation of Provision for Income Taxes Using Statutory Tax Rates to Loss Before Income Taxes and Actual Provision) (Details) (USD $)
In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Income Taxes [Abstract]
Provision for income taxes at statutory tax rate in China	$ (416)	$ (244)	$ (1,933)
Effect of different tax rate in various jurisdictions			(1)
Effect of income for which no income tax is chargeable	(21)	(567)	(295)
Effect of expense for which no income tax is deductible	936	1,271	1,629
Net change in valuation allowances	(171)	(125)	700
Under provision of income tax in previous years		147	282
Effective tax	$ 328	$ 482	$ 382

Income Taxes (Schedule of Deferred Income Tax Assets and Liabilties) (Details) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Income Taxes [Abstract]
Deferred income tax assets	$ 192	$ 187
Deferred inncome tax liabilities	(606)	(421)
Net deferred income tax liabilities	$ (414)	$ (234)

Income Taxes (Components of Deferred Income Tax) (Details) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Deferred income tax assets (liabilities):
Net operating loss carry forwards	$ 116	$ 265
Provision of employee benefits	347	350
Depreciation and amortization	77	56
Impairment of property, plant and equipment	811	897
Revenue recognized for financial reporting purpose before being recognized for tax purpose	(1,189)	(1,188)
Others	(20)	(39)
Less: Valuation allowances	(556)	(575)
Net deferred income tax liabilities	$ (414)	$ (234)

Commitments and Contingencies (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Commitments and Contingencies [Abstract]
Rental expenses under operating leases	$ 160	$ 38	$ 102
Future minimum rental payments under operating leases due within 2 years
Year ending March 31, 2014	129
Year ending March 31, 2015	15
Total minimum lease payments	144
Capital commitments for purchase of furniture and fixtures expected to be disbursed	$ 407

Employee Benefits (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Employee Benefits [Abstract]
Chinese government state pension expense	$ 306	$ 311	$ 492
Percentage of average monthly salary used to calculate pension expense, minimum range	8.00%	8.00%	8.00%
Percentage of average monthly salary used to calculate pension expense, maximum range	14.00%	14.00%	14.00%

Stock Option Plan (Narrative) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended			217 Months Ended	1 Months Ended			1 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2013	Sep. 30, 1997 1995 Stock Option Plan [Member]	Sep. 29, 1997 1995 Stock Option Plan [Member]	Mar. 15, 1995 1995 Stock Option Plan [Member]	Jan. 31, 2002 2001 Stock Option Plan [Member]	Aug. 31, 2010 2003 Stock Option Plan [Member]	Aug. 31, 2007 2003 Stock Option Plan [Member]	Sep. 30, 2005 2003 Stock Option Plan [Member]	Sep. 30, 2003 2003 Stock Option Plan [Member]	Aug. 13, 2010 2003 Stock Option Plan [Member]	Aug. 17, 2007 2003 Stock Option Plan [Member]	Sep. 19, 2005 2003 Stock Option Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock option plan, shares authorized						1,561,500	1,012,500						2,600,000	1,800,000	1,400,000
Stock option plan, additional shares authorized					549,000			1,125,000	800,000	400,000	500,000	900,000
Granted during the year		1,000,000		5,269,000
Weighted average fair value of options granted		$ 0.549
Total intrinsic value of options exercised	$ 392	$ 2	$ 4
Aggregate intrinsic value of options outstanding and exercisable	$ 173			$ 173
Weighted average remaining contractual life	4 years 9 months 11 days
Options available for future grant	17,500	17,500	1,017,500	17,500

Stock Option Plan (Schedule of Stock Option Plan Activity) (Details) (USD $)	12 Months Ended			217 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2013
Number of stock options
Outstanding at beginning of the year	1,685,500	687,500	690,500
Granted during the year		1,000,000		5,269,000
Exercised during the year	(605,000)	(2,000)	(3,000)
Canceled or expired
Outstanding and exercisable at the end of the year	1,080,500	1,685,500	687,500	1,080,500
Weighted average exercise price
Outstanding at beginning of the year	$ 5.44	$ 10.23	$ 10.19
Granted during the year		$ 2.14
Exercised during the year	$ 2.14	$ 2.09	$ 2.09
Canceled or expired
Outstanding and exercisable at the end of the year	$ 7.29	$ 5.44	$ 10.23	$ 7.29
Minimum exercise price per share	$ 1.34	$ 1.34	$ 1.34
Maximum exercise price per share	$ 14.1	$ 14.1	$ 14.1

Stock Buyback Plan (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011	Mar. 14, 2012
Stock Buyback Plan [Abstract]
Number of shares authorized to be repurchased				400,000
Repurchase of common stock, shares	414,162
Repurchase of common stock, value	$ 1,102
Repurchased common stock, average price per share	$ 2.66

Operating Risk (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2013		Mar. 31, 2012		Mar. 31, 2011		Mar. 31, 2010
Concentration Risk [Line Items]
Accounts receivable, direct write-offs			$ 39		$ 7
Provision for doubtful accounts	214		18		378
Charge off provision for doubtful accounts	87		170		2
Allowances for doubtful accounts	$ 574		$ 447		$ 599		$ 223
10% or more of total net sales [Member] | Lenbrook Group [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	11.10%			[1]		[1]
10% or more of total net sales [Member] | VTech Telecommunications Limited [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	13.00%		12.60%		14.60%
10% or more of total accounts receivable [Member] | Primax [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	12.90%			[1]
10% or more of total accounts receivable [Member] | VTech Telecommunications Limited [Member]
Concentration Risk [Line Items]
Concentration risk, percentage	27.80%		16.90%
10% or more of total accounts receivable [Member] | Peavey Electronics Corp. [Member]
Concentration Risk [Line Items]
Concentration risk, percentage		[1]	10.20%

[1]	Less than 10%

Segment Information (Contributions of Profitability Information For Reportable Segments) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Segment Reporting, Revenue Reconciling Item [Line Items]
Total Net Sales	$ 54,074	$ 64,783	$ 84,022
Profit (loss)	6,810	9,465	9,548
Loss before income taxes	(1,663)	(979)	(7,732)
Intersegment Sales [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Total Net Sales	(1,133)	(1,582)	(1,700)
Injection Molded Plastic Parts [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Total Net Sales	27,775	29,898	44,326
Profit (loss)	(1,784)	(1,007)	(6,662)
Injection Molded Plastic Parts [Member] | Intersegment Sales [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Total Net Sales	1,050	1,560	1,553
Electronic Products [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Total Net Sales	26,740	35,371	41,231
Profit (loss)	570	984	(625)
Electronic Products [Member] | Intersegment Sales [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Total Net Sales	83	22	141
Metallic Parts [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Total Net Sales	692	1,096	165
Profit (loss)	(449)	(956)	(445)
Metallic Parts [Member] | Intersegment Sales [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Total Net Sales			6
Segment Total [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Total Net Sales	55,207	66,365	85,722
Profit (loss)	$ (1,663)	$ (979)	$ (7,732)

Segment Information (Schedule of Segment Interest Income and Expense) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Segment Reporting Information [Line Items]
Interest income	$ 501	$ 402	$ 141
Interest Expense
Injection Molded Plastic Parts [Member]
Segment Reporting Information [Line Items]
Interest income	415	332	112
Interest Expense
Electronic Products [Member]
Segment Reporting Information [Line Items]
Interest income	86	70	29
Interest Expense
Metallic Parts [Member]
Segment Reporting Information [Line Items]
Interest income
Interest Expense

Segment Information (Schedule of Segment Asset Information) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Segment Reporting, Other Significant Reconciling Item [Line Items]
Capital expenditures	$ 951	$ 282	$ 1,034
Depreciation and amortization	4,219	4,920	6,197
Elimination of receivables from intersegments	4	4	5
Goodwill	392	392	392
Consolidated Identifiable assets	112,565	121,959	127,159
Intersegment Eliminations [Member]
Segment Reporting, Other Significant Reconciling Item [Line Items]
Elimination of receivables from intersegments	4	4	5
Injection Molded Plastic Parts [Member]
Segment Reporting, Other Significant Reconciling Item [Line Items]
Identifiable assets	80,804	86,682	92,922
Capital expenditures	670	230	714
Depreciation and amortization	3,677	4,190	5,300
Electronic Products [Member]
Segment Reporting, Other Significant Reconciling Item [Line Items]
Identifiable assets	30,760	34,316	39,933
Capital expenditures	281	24	280
Depreciation and amortization	537	696	771
Metallic Parts [Member]
Segment Reporting, Other Significant Reconciling Item [Line Items]
Identifiable assets	605	565	(6,093)
Capital expenditures		28	40
Depreciation and amortization	5	34	126
Segment Total [Member]
Segment Reporting, Other Significant Reconciling Item [Line Items]
Identifiable assets	112,169	121,563	126,762
Capital expenditures	951	282	1,034
Depreciation and amortization	$ 4,219	$ 4,920	$ 6,197

Segment Information (Schedule of Net Sales by Geographical Area) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Revenues from External Customers and Long-Lived Assets [Line Items]
Total Net Sales	$ 54,074	$ 64,783	$ 84,022
United States [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total Net Sales	17,154	26,372	35,044
China [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total Net Sales	22,504	22,056	35,910
United Kingdom [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total Net Sales	1,908	7,557	7,580
Hong Kong [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total Net Sales	3,813	254	571
Europe [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total Net Sales	5,524	2,250	2,075
Others [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total Net Sales	$ 3,171	$ 6,294	$ 2,842

Segment Information (Schedule of Segment Indentifiable Assets by Geographical Area) (Details) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Revenues from External Customers and Long-Lived Assets [Line Items]
Total identifiable assets	$ 112,173	$ 121,567	$ 126,767
Goodwill	392	392	392
Total assets	112,565	121,959	127,159
Hong Kong And Macao [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total identifiable assets	37,555	42,902	40,951
China [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Total identifiable assets	$ 74,618	$ 78,665	$ 85,816

Condensed Financial Information of Deswell Industries, Inc. (Narrative) (Details) In Thousands, unless otherwise specified	Mar. 31, 2013 USD ($)	Mar. 31, 2013 CNY	Mar. 31, 2012 USD ($)	Mar. 31, 2012 CNY	Mar. 31, 2013 Jetcrown Industrial [Member] USD ($)	Mar. 31, 2012 Jetcrown Industrial [Member] USD ($)	Mar. 31, 2011 Jetcrown Industrial [Member] USD ($)
Condensed financial information of Deswell Industries, Inc. [Abstract]
Net assets of subsidiaries restricted from transfer to the parent company	$ 76,601	479,000	$ 75,787	479,000
Related Party Transaction [Line Items]
Amount of related party transaction					$ 120	$ 120	$ 120

Condensed financial information of Deswell Industries, Inc. (Condensed Balance Sheets) (Details) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Current assets:
Cash and cash equivalents	$ 32,030	$ 33,073	$ 35,635	$ 35,120
Prepaid expenses and other current assets	1,152	2,164
Total current assets	69,287	75,203
Property, plant and equipment-net	42,694	46,177
Total assets	112,565	121,959	127,159
Current liabilities:
Accrued expenses	637	681
Other liabilities	599	619
Dividend payable		324
Total current liabilities	10,989	14,270
Total shareholders' equity	101,576	107,689	111,287	121,015
Total liabilities and shareholders' equity	112,565	121,959
Parent Company [Member]
Current assets:
Cash and cash equivalents	393	452	324	664
Prepaid expenses and other current assets	81	28
Amounts due from subsidiaries	47,122	53,878
Total current assets	47,596	54,358
Investments in subsidiaries	54,603	53,491
Property, plant and equipment-net	230	317
Total assets	102,429	108,166
Current liabilities:
Accrued expenses	853	138
Other liabilities		15
Dividend payable		324
Total current liabilities	853	477
Total shareholders' equity	101,576	107,689
Total liabilities and shareholders' equity	$ 102,429	$ 108,166

Condensed financial information of Deswell Industries, Inc. (Statements of Operations and Comprehensive Income (Loss)) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Condensed Income Statements, Captions [Line Items]
Other income, net	$ 2,056	$ 1,190	$ 1,096
Loss before income taxes	(1,663)	(979)	(7,732)
Income taxes	328	482	382
Net loss attributable to Deswell Industries, Inc.	(1,991)	(1,461)	(8,114)
Unrealized gain (loss) on available-for-sale securities	718	(746)
Total comprehensive loss attributable to Deswell Industries, Inc.	(1,273)	(2,207)	(8,114)
Parent Company [Member]
Condensed Income Statements, Captions [Line Items]
Equity in earnings (loss) of subsidiaries	394	924	(6,049)
Operating expenses	2,385	2,385	2,066
Other income, net			1
Loss before income taxes	(1,991)	(1,461)	(8,114)
Income taxes
Net loss attributable to Deswell Industries, Inc.	(1,991)	(1,461)	(8,114)
Unrealized gain (loss) on available-for-sale securities	718	(746)
Total comprehensive loss attributable to Deswell Industries, Inc.	$ (1,273)	$ (2,207)	$ (8,114)

Condensed financial information of Deswell Industries, Inc. (Condensed Statement of Cashflows) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Cash flows from operating activities
Net loss	$ (1,991)	$ (1,461)	$ (8,114)
Adjustments to reconcile net loss to net cash provided by operating activities:
Stock-based compensation expenses		549
Changes in operating assets and liabilities:
Prepaid expenses and other current assets	1,012	(10)	(310)
Net cash provided by (used in) operating activities	8,410	11,149	(3,194)
Cash flows from investing activities
Purchase of property, plant and equipment	(951)	(282)	(1,034)
Net cash provided by (used in) investing activities	(4,289)	(11,285)	4,513
Cash flows from financing activities
Dividends paid	(5,357)	(2,430)	(810)
Exercise of stock options	1,295	4	6
Repurchase of common stock	(1,102)
Net cash used in financing activities	(5,164)	(2,426)	(804)
Net increase (decrease) in cash and cash equivalents	(1,043)	(2,562)	515
Cash and cash equivalents, beginning of year	33,073	35,635	35,120
Cash and cash equivalents, end of year	32,030	33,073	35,635
Parent Company [Member]
Cash flows from operating activities
Net loss	(1,991)	(1,461)	(8,114)
Adjustments to reconcile net loss to net cash provided by operating activities:
Equity in loss (profit) of subsidiaries	(394)	(924)	6,049
Depreciation	87	71	48
Stock-based compensation expenses		384
Changes in operating assets and liabilities:
Prepaid expenses and other current assets	(53)	48	(48)
Amounts due from subsidiaries	6,756	4,667	2,602
Accrued expenses	715	(62)	200
Other liabilities	(15)	(55)	(163)
Net cash provided by (used in) operating activities	5,105	2,668	574
Cash flows from investing activities
Purchase of property, plant and equipment		(114)	(110)
Net cash provided by (used in) investing activities		(114)	(110)
Cash flows from financing activities
Dividends paid	(5,357)	(2,430)	(810)
Exercise of stock options	1,295	4	6
Repurchase of common stock	(1,102)
Net cash used in financing activities	(5,164)	(2,426)	(804)
Net increase (decrease) in cash and cash equivalents	(59)	128	(340)
Cash and cash equivalents, beginning of year	452	324	664
Cash and cash equivalents, end of year	$ 393	$ 452	$ 324